UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Variable Portfolio – Asset Allocation Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (01/01/89)	4.99	21.73	4.72	4.48
Class 2 (06/01/00)	4.86	21.40	4.54	4.31
S&P 500 Index	6.02	30.69	2.94	2.72
Barclays Capital Aggregate Bond Index	2.72	3.90	6.52	5.74

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	12.22	12.83
Class 2	12.15	12.74

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,049.90	1,024.15	0.66	0.65	0.13
Class 2	1,000.00	1,000.00	1,048.60	1,022.91	1.93	1.91	0.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES—97.8%
BofA Cash Reserves, Capital Class Shares	568,864	$568,864
Columbia Absolute Return Multi-Strategy Fund, Class I (a)	142,642	1,422,145
Columbia Acorn International, Class I (a)	8,417	346,369
Columbia Bond Fund, Class I (a)	487,957	4,537,998
Columbia Contrarian Core Fund, Class I (a)	364,348	5,512,582
Columbia Convertible Securities Fund, Class I (a)	148,935	2,301,038
Columbia Corporate Income Fund, Class I (a)	807,568	7,922,238
Columbia Dividend Income Fund, Class I (a)	168,747	2,311,838
Columbia Dividend Opportunity Fund, Class I (a)	173,046	1,443,204
Columbia Emerging Markets Bond Fund, Class I (a)	172,950	2,006,225
Columbia Emerging Markets Fund, Class I (a)	386,484	4,174,029
Columbia Energy and Natural Resources Fund, Class I (a)	345,673	8,185,530
Columbia Equity Value Fund, Class I (a)	79,827	869,311
Columbia European Equity Fund, Class I (a)	660,335	4,206,331
Columbia Greater China Fund, Class Z (a)	28,454	1,718,609
Columbia High Yield Bond Fund, Class I (a)	1,824,267	5,107,949
Columbia International Bond Fund, Class I (a)	174,247	2,003,838
Columbia Large Cap Core Fund, Class I (a)	337,180	4,636,221
Columbia Large Cap Growth Fund, Class I (a)	218,302	5,536,131
Columbia Large Cap Value Fund, Class I (a)	73,076	867,416
Columbia Large Core Quantitative Fund, Class I (a)	346,500	2,033,957
Columbia Large Value Quantitative Fund, Class I (a)	227,555	1,740,793
Columbia Limited Duration Credit Fund, Class I (a)	396,233	3,978,179
Columbia Mid Cap Growth Fund, Class I (a)	177,267	5,273,679
Columbia Mid Cap Value Fund, Class I (a)	364,034	5,231,170
Columbia Multi-Advisor International Equity Fund, Class I (a)	138,988	1,752,640
Columbia Overseas Value Fund, Class I (a)	219,671	1,746,383
Columbia Pacific/Asia Fund, Class I (a)	202,147	1,752,615

	Shares	Value
Columbia Real Estate Equity Fund, Class I (a)	258,335	$3,451,357
Columbia Select Large Cap Growth Fund, Class I (a)	295,422	4,115,234
Columbia Select Large Cap Value Fund, Class I (a)	53,753	865,956
Columbia Small Cap Growth Fund I, Class I (a)	24,849	880,666
Columbia Small Cap Growth Fund II, Class Z (a)	86,679	1,174,497
Columbia Small Cap Value Fund I, Class I (a)	42,094	2,045,753
Columbia Small Cap Value Fund II, Class I (a)	137,277	2,033,070
Columbia U.S. Government Mortgage Fund, Class I (a)	815,638	4,453,384
Mortgage and Asset-Backed Portfolio (a)	436,690	4,152,921
Total Investment Companies (cost of $107,681,415)		112,360,120
	Par
GOVERNMENT & AGENCY OBLIGATIONS—2.0%
U.S. Treasury Inflation Indexed Bonds: 2.125% 02/15/40	$88,429	96,229
2.375% 01/15/25	363,835	418,182
3.875% 04/15/29	266,723	365,473
U.S. Treasury Inflation Indexed Notes: 1.125% 01/15/21	30,837	32,018
1.625% 01/15/15	247,298	268,241
1.875% 07/15/13	183,644	195,121
2.000% 01/15/14	194,709	209,768
2.000% 01/15/16	198,259	220,347
2.125% 01/15/19	209,462	238,001
2.625% 07/15/17	162,740	189,312
3.000% 07/15/12	106,301	110,918
Total Government & Agency Obligations (cost of $2,227,924)		2,343,610
Total Investments—99.8% (cost of $109,909,339) (b)		114,703,730
Other Assets & Liabilities, Net—0.2%		223,823
Net Assets—100.0%		$114,927,553

Notes to Investment Portfolio:

(a)  Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.

(b)  Cost for federal income tax purposes is $109,920,081.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$112,360,120	$—	$—	$112,360,120
Government & Agency Obligations	2,343,610	—	—	2,343,610
Total Investments	114,703,730	—	—	114,703,730
Unrealized Appreciation on Futures Contracts	24,661	—	—	24,661
Total	$114,728,391	$—	$—	$114,728,391

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held the following open long futures contracts:

Equity Risk

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index Futures	3	$986,625	$961,964	Sept-2011	$24,661

At June 30, 2011, cash of $392,500 was pledged as collateral for open futures contracts.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

Assets
Affiliated investments, at identified cost	$107,112,551
Unaffiliated investments, at identified cost	2,796,788
Total investments, at identified cost	109,909,339
Affiliated investments, at value	$111,791,256
Unaffiliated investments, at value	2,912,474
Total investments, at value	114,703,730
Cash collateral for open futures contracts	392,500
Foreign currency (cost of $21)	21
Receivable for:
Investments sold	71,408
Fund shares sold	33,803
Interest	19,592
Futures variation margin	8,400
Foreign tax reclaims	1,225
Expense reimbursement due from Investment Manager	11,581
Trustees' deferred compensation plan	37,147
Total Assets	115,279,407
Liabilities
Payable to custodian bank	68,198
Payable for:
Fund shares repurchased	173,050
Investment advisory fee	1,691
Administration fee	1,893
Pricing and bookkeeping fees	2,053
Transfer agent fee	5,362
Trustees' fees	16,924
Audit fee	16,043
Custody fee	711
Distribution fees — Class 2	4,848
Chief compliance officer expenses	422
Reports to shareholders	21,238
Trustees' deferred compensation plan	37,147
Other liabilities	2,274
Total Liabilities	351,854
Net Assets	$114,927,553
Net Assets Consist of
Paid-in capital	$113,740,581
Undistributed net investment income	3,698,617
Accumulated net realized loss	(7,330,808)
Net unrealized appreciation (depreciation) on:
Investments	4,794,391
Foreign currency translations	111
Futures contracts	24,661
Net Assets	$114,927,553
Class 1
Net assets	$91,204,508
Shares outstanding	7,106,874
Net asset value per share	$12.83
Class 2
Net assets	$23,723,045
Shares outstanding	1,861,399
Net asset value per share	$12.74

See Accompanying Notes to Financial Statements.

5

Statement of Operations

Columbia Variable Portfolio – Asset Allocation Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$764
Dividends from affiliates	994,358
Interest	59,609
Total Investment Income	1,054,731
Expenses
Investment advisory fee	186,671
Administration fee	11,887
Distribution fees — Class 2	31,094
Transfer agent fee	35,595
Pricing and bookkeeping fees	11,246
Trustees' fees	10,671
Custody fee	7,431
Audit fee	34,345
Chief compliance officer expenses	664
Other expenses	22,732
Total Expenses	352,336
Fees waived or expenses reimbursed by Investment Manager	(244,142)
Net Expenses	108,194
Net Investment Income	946,537
Net Realized and Unrealized Gain (Loss) on Investments, Capital Gains Distributions Received, Futures Contracts, Foreign Capital Gains Tax and Foreign Currency
Net realized gain on:
Affiliated investments	4,033,235
Capital gains distributions received	287,642
Foreign currency transactions	1,094
Futures contracts	183,320
Net realized gain	4,505,291
Net change in unrealized appreciation (depreciation) on:
Investments	472,653
Foreign currency translations	(821)
Futures contracts	(36,301)
Net change in unrealized appreciation (depreciation)	435,531
Net Gain	4,940,822
Net Increase Resulting from Operations	$5,887,359

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets

Columbia Variable Portfolio – Asset Allocation Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$946,537	$2,689,982
Net realized gain on investments, capital gains distributions received, foreign currency transactions, futures contracts and written options	4,505,291	20,247,800
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, foreign capital gains tax and futures contracts	435,531	(7,916,884)
Net increase resulting from operations	5,887,359	15,020,898
Distributions to Shareholders
From net investment income:
Class 1	—	(2,492,469)
Class 2	—	(654,610)
Total distributions to shareholders	—	(3,147,079)
Net Capital Stock Transactions	(11,615,410)	(16,330,650)
Total decrease in net assets	(5,728,051)	(4,456,831)
Net Assets
Beginning of period	120,655,604	125,112,435
End of period	$114,927,553	$120,655,604
Undistributed net investment income at end of period	$3,698,617	$2,752,080

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	39,568	$499,039	203,917	$2,345,487
Distributions reinvested	—	—	231,642	2,492,469
Redemptions	(710,110)	(8,989,816)	(1,455,004)	(16,581,579)
Net decrease	(670,542)	(8,490,777)	(1,019,445)	(11,743,623)
Class 2
Subscriptions	46,534	579,955	174,591	1,971,137
Distributions reinvested	—	—	61,178	654,610
Redemptions	(294,200)	(3,704,588)	(638,516)	(7,212,774)
Net decrease	(247,666)	(3,124,633)	(402,747)	(4,587,027)

See Accompanying Notes to Financial Statements.

7

Financial Highlights

Columbia Variable Portfolio – Asset Allocation Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009		2008		2007		2006(c)
Net Asset Value, Beginning of Period	$12.22		$11.08		$9.32		$15.25		$15.82		$15.40
Income from Investment Operations:
Net investment income (d)	0.10		0.26		0.25		0.35		0.38		0.36
Net realized and unrealized gain (loss) on investments, capital gains distributions received, foreign currency, foreign capital gains tax, futures contracts and written options	0.51		1.19		1.93		(4.24)		1.06		1.36
Total from investment operations	0.61		1.45		2.18		(3.89)		1.44		1.72
Less Distributions to Shareholders:
From net investment income	—		(0.31)		(0.42)		(0.44)		(0.46)		(0.41)
From net realized gains	—		—		—		(1.60)		(1.55)		(0.89)
Total distributions to shareholders	—		(0.31)		(0.42)		(2.04)		(2.01)		(1.30)
Net Asset Value, End of Period	$12.83		$12.22		$11.08		$9.32		$15.25		$15.82
Total return (e)(f)(g)	4.99	%(h)	13.43%		24.00	%(i)	(28.32)%		9.19%		11.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.13	%(j)(k)	0.68	%(k)(l)	0.80	%(l)	0.75	%(l)	0.75	%(l)	0.75	%(l)
Waiver/Reimbursement	0.41	%(j)	0.29%		0.20%		0.12%		0.09%		0.04%
Net investment income	1.65	%(j)	2.27	%(l)	2.48	%(l)	2.75	%(l)	2.39	%(l)	2.29	%(l)
Portfolio turnover rate	67	%(h)	234	%(m)	103%		94%		100%		104%
Net assets, end of period (000s)	$91,205		$95,031		$97,435		$93,500		$162,538		$183,605

(a)  On May 2, 2011, Columbia Asset Allocation Fund, Variable Series was renamed Columbia Variable Portfolio – Asset Allocation Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(h)  Not annualized.

(i)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  Does not include expenses of the investment companies in which the Fund invests, if these expenses were included, the expense ratios would have been higher.

(l)  The benefits derived from custody credits had an impact of less than 0.01%.

(m)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Asset Allocation Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009		2008		2007		2006(c)
Net Asset Value, Beginning of Period	$12.15		$11.02		$9.27		$15.18		$15.75		$15.34
Income from Investment Operations:
Net investment income (d)	0.09		0.24		0.23		0.32		0.35		0.33
Net realized and unrealized gain (loss) on investments, capital gains distributions received, foreign currency, foreign capital gains tax, futures contracts and written options	0.50		1.18		1.92		(4.21)		1.07		1.36
Total from investment operations	0.59		1.42		2.15		(3.89)		1.42		1.69
Less Distributions to Shareholders:
From net investment income	—		(0.29)		(0.40)		(0.42)		(0.44)		(0.39)
From net realized gains	—		—		—		(1.60)		(1.55)		(0.89)
Total distributions to shareholders	—		(0.29)		(0.40)		(2.02)		(1.99)		(1.28)
Net Asset Value, End of Period	$12.74		$12.15		$11.02		$9.27		$15.18		$15.75
Total return (e)(f)(g)	4.86	%(h)	13.26%		23.79	%(i)	(28.45)%		9.07%		11.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.38	%(j)(k)	0.85	%(k)(l)	0.95	%(l)	0.90	%(l)	0.90	%(l)	0.90	%(l)
Waiver/Reimbursement	0.41	%(j)	0.37%		0.30%		0.22%		0.19%		0.14%
Net investment income	1.39	%(j)	2.10	%(l)	2.34	%(l)	2.60	%(l)	2.24	%(l)	2.14	%(l)
Portfolio turnover rate	67	%(h)	234	%(m)	103%		94%		100%		104%
Net assets, end of period (000s)	$23,723		$25,624		$27,677		$29,985		$52,995		$60,276

(a)  On May 2, 2011, Columbia Asset Allocation Fund, Variable Series was renamed Columbia Variable Portfolio – Asset Allocation Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(h)  Not annualized.

(i)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  Does not include expenses of the investment companies in which the Fund invests, if these expenses were included, the expense ratios would have been higher.

(l)  The benefits derived from custody credits had an impact of less than 0.01%.

(m)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

I. Organization

Columbia Variable Portfolio – Asset Allocation Fund (the Fund), formerly Columbia Asset Allocation Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On May 2, 2011, Columbia Asset Allocation Fund, Variable Series was renamed Columbia Variable Portfolio – Asset Allocation Fund.

Investment Objective—The Fund seeks total return, consisting of current income and long-term capital appreciation.

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), exchange traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Fund invests should be read in conjunction with the Fund's financial statements.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date. Exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Exchange-traded funds for which there were no sales during the day are valued at the latest bid price on such exchanges.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Derivative Instruments—The Fund may use derivative instruments including futures contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of

10

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks among others:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures Contracts—The Fund entered into stock index futures contracts to manage its exposure to the securities markets.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund's Investment Manager. In addition, upon entering into index futures contracts, the Fund bears risks which may include securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended June 30, 2011, the Fund entered into 10 futures contracts.

Effects of Derivative Transactions in the Financial Statements

The following table is a summary of the value of the Fund's derivative instruments as of June 30, 2011:

Fair Value of Derivative Instruments
Assets			Liabilities
Statement of Assets and Liabilities	Fair Value		Statement of Assets and Liabilities	Fair Value
Futures variation margin	$8,400	*		$—

*  Includes the current day's variation margin.

The effect of derivative instruments on the Fund's Statement of Operations for the six month period ended June 30, 2011:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Equity risk	$183,320	$(36,301)

Treasury Inflation Protected Securities—The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

The Fund may be subject to foreign taxes on income and/or gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$3,147,079

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$5,375,435
Unrealized depreciation	(591,786)
Net unrealized appreciation	$4,783,649

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$11,768,592

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold.

The Board of Trustees approved an amended IMSA that includes an annual management fee rate that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment management fee to the Investment Manager), (ii) 0.10% on assets invested in non-exchange traded, third party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including ETFs, derivatives and individual securities. The amended IMSA was approved by the

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

Fund's shareholders at a meeting held on February 15, 2011. The amended IMSA was effective on May 1, 2011.

Prior to May 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.45% to 0.35% as the Fund's net assets increased.

The Investment Manager has contractually agreed to waive a portion of its investment management fee through April 30, 2012, so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, (ii) 0.10% on assets invested in non-exchange traded mutual funds not managed by the Investment Manager or its affiliate and (iii) 0.55% on other assets.

The annualized effective management fee rate, net of fee waivers, for the six month period ended June 30, 2011, was 0.02% of the Fund's average daily net assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	0.13%
Class 2	0.38

Under the agreement, the following fees and expenses are excluded from waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, the Fund's investment management fees and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $80,105,461 and $91,801,842, respectively, for the six month period ended June 30, 2011, of which $552,982 and $—, respectively, were U.S. Government securities.

Note 7. Shareholder Concentration

As of June 30, 2011, two shareholder accounts owned 77.0% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

High-Yield Securities Risk—Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

Asset-Backed Securities Risk—The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Allocation Risk—The Fund uses an asset allocation strategy in pursuing its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk—The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Fund, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Fund. In addition, the Investment Manager has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Investment Manager, such fees could result in the Investment Manager having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On

15

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Asset Allocation Fund / June 30, 2011 (Unaudited)

June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

16

Shareholder Meeting Results

Columbia Variable Portfolio – Asset Allocation Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve a proposed amendment to the Investment Management Services Agreement with Columbia Management Investment Advisers, LLC. The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
105,265,358	5,700,329	8,805,078	0

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Asset Allocation Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Asset Allocation Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1475 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Money Market Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Money Market Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed by your insurance company's separate accounts or your qualified pension and retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Columbia Variable Portfolio – Money Market Fund (01/01/89)	0.00	0.03	2.05	1.85
Lipper VUF Money Market Funds Classification	-0.01	-0.01	1.91	1.87

Inception date of the fund is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Columbia Variable Portfolio – Money Market Fund	1.00	1.00

7-day yield  0.00%

The 7-day yield reflects the earnings of the fund as of 06/30/11, while the total return reflects past holding periods.

Lipper inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for the mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Understanding Your Expenses

Columbia Variable Portfolio – Money Market Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Money Market Fund	1,000.00	1,000.00	1,000.00	1,023.85	0.94	0.95	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

	Par	Value
COMMERCIAL PAPER (a)—61.7%
ANZ National International Ltd. 0.180% 08/15/11	$3,000,000	$2,999,325
Bank of Nova Scotia 0.040% 07/06/11	2,900,000	2,899,984
BNP Paribas Finance, Inc. 0.030% 07/01/11	2,900,000	2,900,000
Chariot Funding LLC 0.130% 07/01/11	1,500,000	1,500,000
Fairway Finance Corp. 0.120% 07/08/11	1,500,000	1,499,965
Falcon Asset Securitization Co., LLC 0.200% 07/07/11	3,000,000	2,999,900
FCAR Owner Trust 0.180% 08/02/11	3,000,000	2,999,520
HSBC U.S.A., Inc. 0.080% 07/06/11	2,900,000	2,899,968
Jupiter Securitization Co., LLC 0.130% 07/14/11	2,000,000	1,999,906
Metlife Short Term Funding 0.140% 08/05/11	2,900,000	2,899,605
Royal Bank of Scotland PLC 0.220% 08/09/11	3,000,000	2,999,285
Sanofi 0.220% 12/15/11	1,500,000	1,498,469
Sheffield Receivables Corp. 0.150% 07/12/11	3,000,000	2,999,863
Straight-A Funding LLC 0.130% 08/23/11	4,000,000	3,999,235
0.140% 08/17/11	3,000,000	2,999,452
0.160% 08/26/11	2,000,000	1,999,502
0.160% 09/01/11	3,000,000	2,999,173
0.170% 08/08/11	6,000,000	5,998,923
0.190% 07/14/11	2,000,000	1,999,863
Thames Asset Global Securitization No. 1, Inc. 0.180% 07/12/11	2,726,000	2,725,850
Thunder Bay Funding LLC 0.170% 09/08/11	2,000,000	1,999,348
Wal-Mart Stores, Inc. 0.070% 07/27/11	2,900,000	2,899,853
Total Commercial Paper (cost of $60,716,989)		60,716,989
CERTIFICATES OF DEPOSIT—10.4%
Bank of Montreal 0.110% 07/01/11	2,900,000	2,900,000
Canadian Imperial Bank 0.070% 07/05/11	2,900,000	2,900,000
Toronto-Dominion Bank 0.130% 08/05/11	2,500,000	2,500,000
Westpac Banking Corp. 0.282% 07/03/12	2,000,000	2,000,000
Total Certificates of Deposit (cost of $10,300,000)		10,300,000

	Par	Value
GOVERNMENT & AGENCY OBLIGATIONS—6.4%
U.S. Government Agencies—6.4%
Federal Farm Credit Bank 0.184% 07/20/11 (b)	$1,000,000	$999,999
Federal Home Loan Bank 0.010% 08/17/11	2,640,000	2,639,759
0.375% 07/24/12 (c)(d)	1,000,000	1,000,000
0.410% 04/27/12 (b)	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. 0.010% 07/21/11	700,000	699,977
		6,339,735
Total Government & Agency Obligations (cost of $6,339,735)		6,339,735
ASSET-BACKED SECURITIES—4.4%
Enterprise Fleet Financing LLC 0.384% 07/20/12 (e)	1,500,000	1,500,000
Santander Drive Automobile Receivables Trust 0.312% 05/15/12	1,397,197	1,397,197
Smart Trust 0.432% 03/14/12 (e)	582,698	582,698
Westlake Automobile Receivables Trust 0.391% 05/15/12 (e)	826,393	826,393
Total Asset-Backed Securities (cost of $4,306,288)		4,306,288
TIME DEPOSIT—3.0%
Royal Bank of Canada Grand Cayman Branch 0.020% 07/01/11	2,900,000	2,900,000
Total Time Deposit (cost of $2,900,000)		2,900,000
REPURCHASE AGREEMENT—15.4%
Repurchase agreement with Barclays Capital, dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Treasury obligation maturing 12/31/12, market value $15,402,064 (repurchase proceeds $15,100,004)	15,100,000	15,100,000
Total Repurchase Agreement (cost of $15,100,000)		15,100,000
Total Investments—101.3% (cost of $99,663,012) (f)		99,663,012
Other Assets & Liabilities, Net—(1.3)%		(1,265,163)
Net Assets—100.0%		$98,397,849

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2011.

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Security purchased on a delayed delivery basis.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities, which are not illiquid, amounted to $2,909,091, which represents 3.0% of net assets.

(f)  Cost for federal income tax purposes is $99,663,012.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$60,716,989	$—	$60,716,989
Total Certificates of Deposit	—	10,300,000	—	10,300,000
Total Government & Agency Obligations	—	6,339,735	—	6,339,735
Total Asset-Backed Securities	—	4,306,288	—	4,306,288
Total Time Deposit	—	2,900,000	—	2,900,000
Total Repurchase Agreement	—	15,100,000	—	15,100,000
Total Investments	$—	$99,663,012	$—	$99,663,012

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2011 the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Commercial Paper	61.7
Certificates of Deposit	10.4
Government & Agency Obligations	6.4
Asset-Backed Securities	4.4
Time Deposit	3.0
85.9
Repurchase Agreement	15.4
Other Assets & Liabilities, Net	(1.3)
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

Assets
Investments, at amortized cost approximating value	$84,563,012
Repurchase agreement, at amortized cost approximating value	15,100,000
Total investments, at amortized cost approximating value	99,663,012
Cash	125,020
Receivable for:
Fund shares sold	10,637
Interest	2,243
Expense reimbursement due from Investment Manager	19,418
Trustees' deferred compensation plan	39,879
Total Assets	99,860,209
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,000,000
Fund shares repurchased	351,443
Investment advisory fee	4,080
Administration fee	12,342
Pricing and bookkeeping fees	5,260
Transfer agent fee	4,906
Trustees' fees	1,921
Audit fee	21,788
Custody fee	5,441
Chief compliance officer expenses	264
Reports to shareholders	10,356
Trustees' deferred compensation plan	39,879
Other liabilities	4,680
Total Liabilities	1,462,360
Net Assets	$98,397,849
Net Assets Consist of
Paid-in capital	$98,439,581
Overdistributed net investment income	(37,034)
Accumulated net realized loss	(4,698)
Net Assets	$98,397,849
Shares outstanding — Class 1	98,483,496
Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations

Columbia Variable Portfolio – Money Market Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Interest	$100,123
Expenses
Investment advisory fee	181,999
Administration fee	78,000
Transfer agent fee	31,200
Pricing and bookkeeping fees	27,549
Trustees' fees	7,698
Custody fee	7,715
Chief compliance officer expenses	456
Other expenses	37,456
Total Expenses	372,073
Fees waived or expenses reimbursed by Investment Manager	(271,923)
Custody earnings credit	(27)
Net Expenses	100,123
Net Investment Income	$—
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	242
Net Gain	242
Net Increase Resulting from Operations	$242

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets

Columbia Variable Portfolio – Money Market Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$—	$—
Net realized gain (loss) on investments	242	(6)
Net increase (decrease) resulting from operations	242	(6)
Distributions to Shareholders
From net investment income	—	(33,665)
Net Capital Stock Transactions	(11,256,012)	(19,044,895)
Total decrease in net assets	(11,255,770)	(19,078,566)
Net Assets
Beginning of period	109,653,619	128,732,185
End of period	$98,397,849	$109,653,619
Overdistributed net investment income at end of period	$(37,034)	$(37,034)

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	15,415,670	$15,415,670	57,556,856	$57,556,856
Distributions reinvested	—	—	33,665	33,665
Redemptions	(26,671,682)	(26,671,682)	(76,635,418)	(76,635,416)
Net decrease	(11,256,012)	(11,256,012)	(19,044,897)	(19,044,895)

See Accompanying Notes to Financial Statements.

7

Financial Highlights

Columbia Variable Portfolio – Money Market Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009		2008		2007	2006(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—		—		—	(e)	0.03		0.05	0.05
Net realized and unrealized gain on investments	—	(e)	(—	)(e)	—		—	(e)	— (e)	—
Total from investment operations	—	(e)	(—	)(e)	—	(e)	0.03		0.05	0.05
Less Distributions to Shareholders:
From net investment income	—		(—	)(e)	(—	)(e)	(0.03)		(0.05)	(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)(h)	0.00	%(i)	0.03%		0.23%		2.58	%(j)	5.02%	4.72%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.19	%(l)	0.26%		0.44%		0.46%		0.45%	0.45%
Waiver/Reimbursement	0.52	%(l)	0.41%		0.23%		0.18%		0.15%	0.15%
Net investment income (k)	—	%(l)(m)	—		0.25%		2.56%		4.91%	4.62%
Net assets, end of period (000s)	$98,398		$109,654		$128,732		$164,340		$181,348	$202,738

(a)  On May 2, 2011, Columbia Money Market Fund, Variable Series was renamed the Columbia Variable Portfolio – Money Market Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(i)  Not annualized.

(j)  Had affiliates of the Investment Manager not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 1.87%.

(k)  The benefits derived from custody credits had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

8

Notes to Financial Statements

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

I. Organization

Columbia Variable Portfolio – Money Market Fund (the Fund), formerly Columbia Money Market Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On May 2, 2011, Columbia Money Market Fund, Variable Series was renamed Columbia Variable Portfolio – Money Market Fund.

Investment Objective—The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. On May 2, 2011, Class A shares of the Fund were renamed Class 1 shares.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole

9

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

December 31, 2010
Distributions paid from:
Ordinary Income*	$33,665

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2013	$707
2014	1,707
2015	2,520
2018	6
Total	$4,940

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.35% to 0.25% as the Fund's net assets increase.

The annualized effective management fee rate for the six month period ended June 30, 2011, was 0.35% of the Fund's average daily net assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is

10

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for was 0.06% of the Fund's average daily net assets.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.45% the Fund's average daily net assets attributable to Class 1 shares.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

In addition, the Investment Manager has voluntarily undertaken to waive its receipt of certain Fund expenses (consisting of investment advisory and administration fees) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for the Fund. This arrangement may be modified or terminated by the Investment Manager at any time.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to waive fees and/or reimburse expenses (excluding certain expenses, such as brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rate of 0.45% of the Fund's average daily net assets. The Investment Manager also voluntarily waived its receipt of certain investment advisory and administration fees to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for the Fund.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Shareholder Concentration

As of June 30, 2011, one shareholder account owned 83.2% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Money Market Fund / June 30, 2011 (Unaudited)

disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

13

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Money Market Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Money Market Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1515 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Select Large Cap Growth Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed by your insurance company's separate accounts or your qualified pension and retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	Life
Class 1 (09/02/08)	12.28	50.60	8.60
Class 2 (09/02/08)	12.08	50.24	8.32
Russell 1000 Growth Index	6.83	35.01	6.06

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	11.24	12.62
Class 2	11.18	12.53

Index performance for the life of the fund is from September 2, 2008.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,122.80	1,020.58	4.47	4.26	0.85
Class 2	1,000.00	1,000.00	1,120.80	1,019.34	5.78	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—100.3%
Consumer Discretionary—18.7%
Hotels, Restaurants & Leisure—3.1%
Chipotle Mexican Grill, Inc. (a)	620	$191,078
Internet & Catalog Retail—11.8%
Amazon.com, Inc. (a)	1,367	279,538
NetFlix, Inc. (a)	657	172,587
priceline.com, Inc. (a)	514	263,132
		715,257
Textiles, Apparel & Luxury Goods—3.8%
Lululemon Athletica, Inc. (a)	2,040	228,113
Consumer Staples—3.4%
Personal Products—3.4%
Estée Lauder Companies, Inc., Class A	1,934	203,437
Energy—5.7%
Energy Equipment & Services—3.2%
FMC Technologies, Inc. (a)	4,266	191,074
Oil, Gas & Consumable Fuels—2.5%
EOG Resources, Inc.	1,459	152,539
Financials—4.4%
Capital Markets—4.4%
Franklin Resources, Inc.	2,043	268,226
Health Care—25.4%
Biotechnology—11.8%
Alexion Pharmaceuticals, Inc. (a)	2,834	133,283
Biogen Idec, Inc. (a)	2,150	229,878
Celgene Corp. (a)	3,373	203,459
Dendreon Corp. (a)	3,800	149,872
		716,492
Health Care Equipment & Supplies—2.8%
St. Jude Medical, Inc.	3,562	169,836
Health Care Providers & Services—3.5%
Medco Health Solutions, Inc. (a)	3,795	214,494
Pharmaceuticals—7.3%
Allergan, Inc.	2,359	196,387
Novo Nordisk A/S, ADR	1,969	246,676
		443,063
Industrials—8.4%
Aerospace & Defense—3.1%
Precision Castparts Corp.	1,129	185,890
Air Freight & Logistics—5.3%
C.H. Robinson Worldwide, Inc.	1,950	153,738
Expeditors International of Washington, Inc.	3,297	168,773
		322,511

	Shares	Value
Information Technology—31.6%
Communications Equipment—11.9%
Acme Packet, Inc. (a)	3,410	$239,143
F5 Networks, Inc. (a)	2,149	236,927
QUALCOMM, Inc.	4,311	244,822
		720,892
Computers & Peripherals—4.1%
EMC Corp. (a)	9,152	252,138
Internet Software & Services—7.4%
Baidu, Inc., ADR (a)	2,000	280,260
Google, Inc., Class A (a)	330	167,105
		447,365
IT Services—4.1%
Cognizant Technology Solutions Corp., Class A (a)	3,411	250,163
Software—4.1%
Salesforce.com, Inc. (a)	1,681	250,435
Materials—2.7%
Chemicals—2.7%
Praxair, Inc.	1,501	162,693
Total Common Stocks (cost of $4,820,817)		6,085,696
Total Investments—100.3% (cost of $4,820,817) (b)		6,085,696
Other Assets & Liabilities, Net—(0.3)%		(15,280)
Net Assets—100.0%		$6,070,416

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $4,820,817.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$6,085,696	$—	$—	$6,085,696
Total Investments	$6,085,696	$—	$—	$6,085,696

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	31.6
Health Care	25.4
Consumer Discretionary	18.7
Industrials	8.4
Energy	5.7
Financials	4.4
Consumer Staples	3.4
Materials	2.7
100.3
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$4,820,817
Investments, at value	$6,085,696
Cash	26,523
Receivable for:
Dividends	1,862
Expense reimbursement due from Investment Manager	10,979
Trustees' deferred compensation plan	6,176
Total Assets	6,131,236
Liabilities
Payable for:
Investment advisory fee	3,362
Administration fee	601
Pricing and bookkeeping fees	3,106
Transfer agent fee	364
Trustees' fees	420
Audit fee	21,234
Custody fee	343
Distribution fees — Class 2	540
Chief compliance officer expenses	170
Reports to shareholders	21,586
Trustees' deferred compensation plan	6,176
Other liabilities	2,918
Total Liabilities	60,820
Net Assets	$6,070,416
Net Assets Consist of
Paid-in capital	$4,786,965
Accumulated net investment loss	(21,400)
Accumulated net realized gain	39,972
Net unrealized appreciation on investments	1,264,879
Net Assets	$6,070,416
Class 1
Net assets	$3,047,717
Shares outstanding	241,507
Net asset value per share	$12.62
Class 2
Net assets	$3,022,699
Shares outstanding	241,187
Net asset value per share	$12.53

See Accompanying Notes to Financial Statements.

5

Statement of Operations

Columbia Variable Portfolio – Select Large Cap Growth Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$12,094
Interest	6
Foreign taxes withheld	(360)
Total Investment Income	11,740
Expenses
Investment advisory fee	21,107
Administration fee	3,413
Distribution fees — Class 2	3,520
Transfer agent fee	1,720
Pricing and bookkeeping fees	19,584
Trustees' fees	8,183
Custody fee	2,750
Audit fee	18,831
Reports to shareholders	10,413
Chief compliance officer expenses	389
Other expenses	6,119
Total Expenses	96,029
Fees waived or expenses reimbursed by Investment Manager	(67,982)
Custody earnings credit	(11)
Net Expenses	28,036
Net Investment Loss	(16,296)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment	541,845
Net change in unrealized appreciation (depreciation) on investments	134,635
Net Gain	676,480
Net Increase Resulting from Operations	$660,184

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets

Columbia Variable Portfolio – Select Large Cap Growth Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment loss	$(16,296)	$(24,823)
Net realized gain on investments	541,845	545,065
Net change in unrealized appreciation (depreciation) on investments	134,635	576,839
Net increase resulting from operations	660,184	1,097,081
Net Capital Stock Transactions	—	(182,544)
Total increase in net assets	660,184	914,537
Net Assets
Beginning of period	5,410,232	4,495,695
End of period	$6,070,416	$5,410,232
Accumulated net investment loss at end of period	$(21,400)	$(5,104)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	—	$—	241,507	$2,535,820
Redemptions	—	—	(250,081)	(2,625,849)
Net decrease	—	—	(8,574)	(90,029)
Class 2
Subscriptions	—	—	241,187	2,520,408
Redemptions	—	—	(250,040)	(2,612,923)
Net decrease	—	—	(8,853)	(92,515)

See Accompanying Notes to Financial Statements.

7

Financial Highlights

Columbia Variable Portfolio – Select Large Cap Growth Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,		Period Ended December 31,
	2011(a)(b)		2010	2009	2008(c)
Net Asset Value, Beginning of Period	$11.24		$9.00	$6.13	$10.00
Income from Investment Operations:
Net investment income (loss) (d)	(0.03)		(0.05)	(0.01)	—	(e)
Net realized and unrealized gain (loss) on investments	1.41		2.29	2.88	(3.87)
Total from investment operations	1.38		2.24	2.87	(3.87)
Less Distributions to Shareholders:
From net investment income	—		—	— (e)	—
Net Asset Value, End of Period	$12.62		$11.24	$9.00	$6.13
Total return (f)(g)(h)	12.28	%(i)	24.89%	46.87%	(38.70	)%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.85	%(k)	0.85%	0.85%	0.85	%(k)
Waiver/Reimbursement	2.37	%(k)	2.69%	3.71%	6.79	%(k)
Net investment income (loss) (j)	(0.44	)%(k)	(0.40)%	(0.15)%	0.08	%(k)
Portfolio turnover rate	38	%(i)	87%	46%	31	%(i)
Net assets, end of period (000s)	$3,048		$2,715	$2,252	$1,533

(a)  On May 2, 2011, Columbia Select Large Cap Growth Fund, Variable Series was renamed the Columbia Variable Portfolio – Select Large Cap Growth Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  Class A shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(h)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Select Large Cap Growth Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,		Period Ended December 31,
	2011(a)(b)		2010	2009	2008(c)
Net Asset Value, Beginning of Period	$11.18		$8.97	$6.13	$10.00
Income from Investment Operations:
Net investment income (loss) (d)	(0.04)		(0.07)	(0.03)	—	(e)
Net realized and unrealized gain (loss) on investments	1.39		2.28	2.87	(3.87)
Total from investment operations	1.35		2.21	2.84	(3.87)
Less Distributions to Shareholders:
From net investment income	—		—	— (e)	—
Net Asset Value, End of Period	$12.53		$11.18	$8.97	$6.13
Total return (f)(g)(h)	12.08	%(i)	24.64%	46.35%	(38.70	)%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	1.10	%(k)	1.10%	1.10%	1.10	%(k)
Waiver/Reimbursement	2.37	%(k)	2.69%	3.71%	6.79	%(k)
Net investment loss (j)	(0.69	)%(k)	(0.65)%	(0.40)%	(0.17	)%(k)
Portfolio turnover rate	38	%(i)	87%	46%	31	%(i)
Net assets, end of period (000s)	$3,023		$2,696	$2,244	$1,532

(a)  On May 2, 2011, Columbia Select Large Cap Growth Fund, Variable Series was renamed the Columbia Variable Portfolio – Select Large Cap Growth Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  Class B shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(h)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Select Large Cap Growth Fund (the Fund), formerly Columbia Select Large Cap Growth Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On May 2, 2011, Columbia Select Large Cap Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Select Large Cap Growth Fund.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

10

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

December 31, 2010
Distributions paid from:
Ordinary Income*	$—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$1,307,922
Unrealized depreciation	(43,043)
Net unrealized appreciation	$1,264,879

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$476,348

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Board of Trustees approved an amended IMSA that includes an annual management fee rate that declines from 0.71% to 0.54% as the Fund's net assets increase. The amended IMSA became effective on May 1, 2011.

Prior to May 1, 2011, the annual management fee was equal to 0.75% of the Fund's average daily net assets. The annualized effective management fee rate for the six month period ended June 30, 2011, was 0.74% of the Fund's average daily net assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Board of Trustees approved an amended Administrative Services Agreement that includes an annual fee rate for administration and accounting services that declines from 0.06% to 0.03% as the Fund's net assets increase. The amended Administrative Services Agreement became effective on May 1, 2011.

Prior to May 1, 2011, the Fund Administrator received an administration fee at the annual rate of 0.15% of the Fund's average daily net assets. The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.12% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	0.86%
Class 2	1.11

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.85% of the Fund's average daily net assets on an annualized basis.

Prior to June 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or expense reimbursement under this arrangement if such recovery did not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery, if any. Effective June 1, 2011, the Investment Manager eliminated such fee recoupment provisions.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $2,290,468 and $2,201,928, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, one shareholder account owned 100.0% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Select Large Cap Growth Fund / June 30, 2011 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

14

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Select Large Cap Growth Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Select Large Cap Growth Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1530 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Small Cap Value Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed by your insurance company's separate accounts or your qualified pension and retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (05/19/98)	3.37	31.07	4.75	9.05
Class 2 (06/01/00)	3.32	30.90	4.56	8.91
Russell 2000 Value Index	3.77	31.35	2.24	7.53

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	17.53	18.12
Class 2	17.49	18.07

The Russell 2000 Value Index tracks the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,033.70	1,020.18	4.69	4.66	0.93
Class 2	1,000.00	1,000.00	1,033.20	1,019.44	5.44	5.41	1.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—99.8%
Consumer Discretionary—9.5%
Diversified Consumer Services—0.6%
Lincoln Educational Services Corp.	53,599	$919,223
Regis Corp.	68,352	1,047,152
		1,966,375
Hotels, Restaurants & Leisure—1.5%
Benihana, Inc., Class A (a)	85,077	892,458
Bob Evans Farms, Inc.	48,081	1,681,392
P.F. Chang's China Bistro, Inc.	29,470	1,185,873
Red Robin Gourmet Burgers, Inc. (a)	32,073	1,166,816
		4,926,539
Household Durables—1.0%
American Greetings Corp., Class A	48,590	1,168,103
Cavco Industries, Inc. (a)	26,867	1,209,015
CSS Industries, Inc.	47,662	997,566
		3,374,684
Leisure Equipment & Products—0.4%
JAKKS Pacific, Inc. (a)	75,455	1,389,127
Specialty Retail—5.1%
Aaron's, Inc.	50,280	1,420,913
America's Car-Mart, Inc. (a)	41,547	1,371,051
Children's Place Retail Stores, Inc. (a)	21,580	960,094
Finish Line, Inc., Class A	81,280	1,739,392
GameStop Corp., Class A (a)	46,943	1,251,970
hhgregg, Inc. (a)	79,804	1,069,374
Men's Wearhouse, Inc.	53,391	1,799,277
OfficeMax, Inc. (a)	157,143	1,233,572
Pacific Sunwear of California, Inc. (a)	318,376	830,961
RadioShack Corp.	53,930	717,808
Rent-A-Center, Inc.	82,746	2,528,718
Shoe Carnival, Inc. (a)	50,780	1,531,017
		16,454,147
Textiles, Apparel & Luxury Goods—0.9%
Jones Group, Inc.	144,280	1,565,438
Movado Group, Inc.	77,215	1,321,149
		2,886,587
Consumer Staples—2.1%
Food & Staples Retailing—1.4%
Andersons, Inc.	34,950	1,476,638
Ruddick Corp.	40,010	1,742,035
Spartan Stores, Inc.	67,620	1,320,619
		4,539,292
Food Products—0.7%
Chiquita Brands International, Inc. (a)	13,408	174,572
Fresh Del Monte Produce, Inc.	73,709	1,965,819
		2,140,391
Energy—7.1%
Energy Equipment & Services—2.5%
Cal Dive International, Inc. (a)	217,290	1,299,394
Gulf Island Fabrication, Inc.	57,884	1,868,496

	Shares	Value
Matrix Service Co. (a)	84,431	$1,129,687
TGC Industries, Inc. (a)	140,929	900,536
Tidewater, Inc.	24,743	1,331,421
Union Drilling, Inc. (a)	149,270	1,535,988
		8,065,522
Oil, Gas & Consumable Fuels—4.6%
Berry Petroleum Co., Class A	35,890	1,906,836
Bill Barrett Corp. (a)	40,690	1,885,982
Cloud Peak Energy, Inc. (a)	61,690	1,313,997
James River Coal Co. (a)	68,250	1,420,965
Nordic American Tanker Shipping	69,260	1,574,972
Stone Energy Corp. (a)	79,482	2,415,458
Swift Energy Co. (a)	51,108	1,904,795
Vaalco Energy, Inc. (a)	174,760	1,052,055
World Fuel Services Corp.	43,260	1,554,332
		15,029,392
Financials—28.1%
Capital Markets—2.4%
GFI Group, Inc.	268,516	1,232,488
INTL FCStone, Inc. (a)	64,952	1,572,488
Investment Technology Group, Inc. (a)	92,758	1,300,467
Knight Capital Group, Inc., Class A (a)	167,930	1,850,589
Medallion Financial Corp.	77,339	754,055
Piper Jaffray Companies, Inc. (a)	40,664	1,171,530
		7,881,617
Commercial Banks—6.6%
Ameris Bancorp (a)	116,968	1,037,506
BancFirst Corp.	31,254	1,206,404
BancTrust Financial Group, Inc. (a)	81,358	209,090
Bryn Mawr Bank Corp.	61,881	1,253,090
Chemical Financial Corp.	75,959	1,424,991
Columbia Banking System, Inc.	81,028	1,395,302
Community Trust Bancorp, Inc.	49,629	1,375,716
First Citizens BancShares, Inc., Class A	7,958	1,489,897
First Commonwealth Financial Corp.	272,198	1,562,417
First Financial Corp.	55,438	1,815,040
First National Bank of Alaska	417	692,220
Hancock Holding Co.	72,894	2,258,256
Investors Bancorp, Inc. (a)	83,273	1,182,477
Merchants Bancshares, Inc.	49,556	1,212,635
Northfield Bancorp, Inc.	67,098	943,398
Northrim BanCorp, Inc.	61,359	1,163,980
West Coast Bancorp (a)	63,542	1,064,964
		21,287,383
Consumer Finance—0.9%
Cash America International, Inc.	50,649	2,931,058
Diversified Financial Services—0.2%
Pico Holdings, Inc. (a)	24,896	721,984
Insurance—7.9%
Allied World Assurance Co., Holdings Ltd.	20,850	1,200,543
American Safety Insurance Holdings Ltd. (a)	72,619	1,389,928
Argo Group International Holdings Ltd.	55,170	1,639,652

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

	Shares	Value
Baldwin & Lyons, Inc., Class B	49,585	$1,148,885
eHealth, Inc. (a)	119,415	1,595,384
EMC Insurance Group, Inc.	55,494	1,059,935
Endurance Specialty Holdings Ltd.	20,620	852,225
FBL Financial Group, Inc., Class A	53,016	1,704,465
Global Indemnity PLC (a)	144,386	3,202,482
Hanover Insurance Group, Inc.	34,120	1,286,665
Harleysville Group, Inc.	24,303	757,525
Horace Mann Educators Corp.	89,358	1,394,878
National Western Life Insurance Co., Class A	6,207	989,830
Navigators Group, Inc. (a)	30,770	1,446,190
Old Republic International Corp.	76,120	894,410
Safety Insurance Group, Inc.	39,006	1,639,812
Stewart Information Services Corp.	86,440	866,993
Symetra Financial Corp.	88,275	1,185,533
United Fire & Casualty Co.	87,572	1,521,126
		25,776,461
Real Estate Investment Trusts (REITs)—5.5%
Chesapeake Lodging Trust	98,017	1,672,170
Cousins Properties, Inc.	180,600	1,542,324
DiamondRock Hospitality Co.	209,652	2,249,566
Franklin Street Properties Corp.	87,700	1,132,207
Getty Realty Corp.	37,527	946,806
National Health Investors, Inc.	30,237	1,343,430
Potlatch Corp.	55,599	1,960,977
Starwood Property Trust, Inc.	86,584	1,775,838
Sunstone Hotel Investors, Inc. (a)	201,178	1,864,920
Terreno Realty Corp.	84,575	1,438,621
Universal Health Realty Income Trust	22,208	887,876
Urstadt Biddle Properties, Inc., Class A	51,483	932,357
		17,747,092
Real Estate Management & Development—0.2%
Avatar Holdings, Inc. (a)	50,997	775,664
Thrifts & Mortgage Finance—4.4%
Bank Mutual Corp.	290,609	1,066,535
BankFinancial Corp.	158,878	1,345,697
Beneficial Mutual Bancorp, Inc. (a)	168,145	1,381,311
Brookline Bancorp, Inc.	181,752	1,684,841
Clifton Savings Bancorp, Inc.	91,393	1,008,979
ESSA Bancorp, Inc.	76,640	951,869
Home Federal Bancorp, Inc.	126,430	1,389,466
MGIC Investment Corp. (a)	161,568	961,329
TrustCo Bank Corp. NY	160,408	785,999
United Financial Bancorp, Inc.	60,532	934,009
Washington Federal, Inc.	95,750	1,573,172
Westfield Financial, Inc.	152,977	1,242,173
		14,325,380
Health Care—9.7%
Health Care Equipment & Supplies—3.1%
Analogic Corp.	17,960	944,516
Angiodynamics, Inc. (a)	67,025	953,766
Cantel Medical Corp.	52,135	1,402,953
ICU Medical, Inc. (a)	26,151	1,142,799
Kensey Nash Corp. (a)	44,145	1,113,778

	Shares	Value
Medical Action Industries, Inc. (a)	102,240	$833,256
Orthofix International NV (a)	25,077	1,065,020
Quidel Corp. (a)	75,356	1,141,644
Symmetry Medical, Inc. (a)	97,978	878,863
Young Innovations, Inc.	26,056	743,117
		10,219,712
Health Care Providers & Services—4.8%
AmSurg Corp. (a)	61,061	1,595,524
Centene Corp. (a)	45,250	1,607,732
Healthspring, Inc. (a)	88,008	4,058,049
Kindred Healthcare, Inc. (a)	88,861	1,907,846
Magellan Health Services, Inc. (a)	30,410	1,664,643
Medcath Corp. (a)	99,250	1,348,808
Owens & Minor, Inc.	41,215	1,421,505
Triple-S Management Corp., Class B (a)	43,874	953,382
U.S. Physical Therapy, Inc.	43,415	1,073,653
		15,631,142
Pharmaceuticals—1.8%
Impax Laboratories, Inc. (a)	49,050	1,068,800
Medicis Pharmaceutical Corp., Class A	49,250	1,879,872
Par Pharmaceutical Companies, Inc. (a)	35,330	1,165,183
Viropharma, Inc. (a)	94,750	1,752,875
		5,866,730
Industrials—17.1%
Aerospace & Defense—1.4%
AAR Corp.	45,775	1,240,045
Ceradyne, Inc. (a)	48,946	1,908,404
Curtiss-Wright Corp.	45,770	1,481,575
		4,630,024
Building Products—1.0%
A.O. Smith Corp.	22,685	959,575
Ameron International Corp.	21,762	1,429,328
Universal Forest Products, Inc.	38,585	924,497
		3,313,400
Commercial Services & Supplies—2.4%
ABM Industries, Inc.	61,250	1,429,575
Consolidated Graphics, Inc. (a)	23,716	1,303,194
Ennis, Inc.	53,692	934,241
G&K Services, Inc., Class A	32,286	1,093,204
Unifirst Corp.	24,280	1,364,293
United Stationers, Inc.	45,750	1,620,923
		7,745,430
Construction & Engineering—2.2%
Comfort Systems USA, Inc.	78,774	835,792
Dycom Industries, Inc. (a)	113,770	1,859,002
EMCOR Group, Inc. (a)	31,295	917,256
KHD Humboldt Wedag International AG (a)	67,455	596,701
Layne Christensen Co. (a)	38,256	1,160,687
Pike Electric Corp. (a)	107,445	949,814
Sterling Construction Co., Inc. (a)	63,362	872,495
		7,191,747

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

	Shares	Value
Electrical Equipment—1.8%
Belden, Inc.	34,087	$1,188,273
Brady Corp., Class A	36,420	1,167,625
Broadwind Energy, Inc. (a)	681,102	987,598
GrafTech International Ltd. (a)	71,689	1,453,136
Powell Industries, Inc. (a)	27,607	1,007,655
		5,804,287
Machinery—4.3%
Astec Industries, Inc. (a)	34,849	1,288,716
CIRCOR International, Inc.	32,280	1,382,553
EnPro Industries, Inc. (a)	40,968	1,969,332
FreightCar America, Inc. (a)	40,480	1,025,763
Harsco Corp.	34,474	1,123,852
Kadant, Inc. (a)	57,773	1,820,427
LB Foster Co., Class A	30,282	996,581
Mueller Industries, Inc.	50,601	1,918,284
Robbins & Myers, Inc.	48,232	2,549,061
		14,074,569
Marine—0.3%
Diana Shipping, Inc. (a)	90,290	989,578
Professional Services—1.4%
CDI Corp.	43,100	572,799
FTI Consulting, Inc. (a)	40,900	1,551,746
Korn/Ferry International (a)	60,184	1,323,446
Navigant Consulting, Inc. (a)	93,850	984,487
		4,432,478
Road & Rail—1.4%
Heartland Express, Inc.	57,843	957,880
Ryder System, Inc.	24,270	1,379,750
Werner Enterprises, Inc.	82,278	2,061,064
		4,398,694
Trading Companies & Distributors—0.9%
Applied Industrial Technologies, Inc.	38,798	1,381,597
Kaman Corp.	45,911	1,628,463
		3,010,060
Information Technology—14.4%
Communications Equipment—2.0%
Anaren, Inc. (a)	51,122	1,086,343
Bel Fuse, Inc., Class B	35,378	767,349
Black Box Corp.	37,619	1,176,346
Plantronics, Inc.	26,283	960,118
Symmetricom, Inc. (a)	138,618	808,143
Tekelec (a)	93,780	856,211
Tellabs, Inc.	205,920	949,291
		6,603,801
Electronic Equipment, Instruments & Components—3.3%
Anixter International, Inc.	26,207	1,712,365
Benchmark Electronics, Inc. (a)	90,031	1,485,512
Brightpoint, Inc. (a)	127,577	1,034,650
CTS Corp.	69,979	676,697
Electro Scientific Industries, Inc. (a)	58,925	1,137,253
Littelfuse, Inc.	28,310	1,662,363

	Shares	Value
Methode Electronics, Inc.	68,186	$791,639
MTS Systems Corp.	28,716	1,201,190
NAM TAI Electronics, Inc.	186,367	1,028,746
		10,730,415
Internet Software & Services—1.3%
InfoSpace, Inc. (a)	102,480	934,618
j2 Global Communications, Inc. (a)	34,396	970,999
United Online, Inc.	179,600	1,082,988
ValueClick, Inc. (a)	70,340	1,167,644
		4,156,249
IT Services—3.5%
Acxiom Corp. (a)	66,235	868,341
CACI International, Inc., Class A (a)	30,683	1,935,484
Convergys Corp. (a)	105,957	1,445,253
CSG Systems International, Inc. (a)	59,209	1,094,182
Global Cash Access Holdings, Inc. (a)	346,874	1,103,059
Jack Henry & Associates, Inc.	25,410	762,554
MAXIMUS, Inc.	17,019	1,407,982
MoneyGram International, Inc. (a)	234,937	779,991
TeleTech Holdings, Inc. (a)	88,660	1,868,953
		11,265,799
Semiconductors & Semiconductor Equipment—2.9%
Amkor Technology, Inc. (a)	182,708	1,127,308
ATMI, Inc. (a)	53,385	1,090,656
Cabot Microelectronics Corp. (a)	25,560	1,187,773
Entegris, Inc. (a)	147,970	1,497,456
Integrated Device Technology, Inc. (a)	153,310	1,205,017
MKS Instruments, Inc.	52,700	1,392,334
Novellus Systems, Inc. (a)	31,761	1,147,842
Tessera Technologies, Inc. (a)	54,277	930,308
		9,578,694
Software—1.4%
Compuware Corp. (a)	97,830	954,821
Monotype Imaging Holdings, Inc. (a)	84,194	1,189,661
Parametric Technology Corp. (a)	44,433	1,018,848
Progress Software Corp. (a)	54,521	1,315,592
		4,478,922
Materials—7.0%
Chemicals—2.8%
Chemtura Corp. (a)	72,630	1,321,866
H.B. Fuller Co.	88,045	2,150,059
Minerals Technologies, Inc.	26,230	1,738,786
OM Group, Inc. (a)	93,809	3,812,398
		9,023,109
Containers & Packaging—1.6%
Greif, Inc., Class A	21,391	1,391,057
Greif, Inc., Class B	48,174	2,902,483
Packaging Corp. of America	39,836	1,115,010
		5,408,550
Metals & Mining—2.2%
Haynes International, Inc.	25,143	1,557,106
Olympic Steel, Inc.	48,377	1,331,819

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

	Shares	Value
RTI International Metals, Inc. (a)	45,190	$1,733,940
Terra Nova Royalty Corp.	105,988	803,389
Thompson Creek Metals Co., Inc. (a)	163,030	1,627,040
		7,053,294
Paper & Forest Products—0.4%
Wausau Paper Corp.	195,629	1,318,539
Telecommunication Services—1.5%
Diversified Telecommunication Services—0.7%
Cbeyond, Inc. (a)	116,422	1,540,263
Warwick Valley Telephone Co.	59,534	859,671
		2,399,934
Wireless Telecommunication Services—0.8%
NTELOS Holdings Corp.	78,043	1,593,638
Shenandoah Telecommunications Co.	61,470	1,046,219
		2,639,857
Utilities—3.3%
Electric Utilities—1.5%
ALLETE, Inc.	47,429	1,946,486
IDACORP, Inc.	34,730	1,371,835
MGE Energy, Inc.	38,597	1,564,337
		4,882,658
Gas Utilities—0.4%
Laclede Group, Inc.	36,511	1,381,211
Multi-Utilities—1.4%
Avista Corp.	80,545	2,069,201
CH Energy Group, Inc.	21,165	1,127,248
NorthWestern Corp.	42,230	1,398,235
		4,594,684
Total Common Stocks (cost of $312,805,006)		325,042,262
	Par	Value
SHORT-TERM OBLIGATION—0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11, at 0.010%, collateralized by a U.S. Treasury obligation maturing 5/15/30, market value $306,675 (repurchase proceeds $297,000)	$297,000	297,000
Total Short-Term Obligation (cost of $297,000)		297,000
Total Investments—99.9% (cost of $313,102,006) (b)		325,339,262
Other Assets & Liabilities, Net—0.1%		175,755
Net Assets—100.0%		$325,515,017

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $313,102,006.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$30,997,459	$—	$—	$30,997,459
Consumer Staples	6,679,683	—	—	6,679,683
Energy	23,094,914	—	—	23,094,914
Financials	91,446,639	—	—	91,446,639
Health Care	31,717,584	—	—	31,717,584
Industrials	54,993,566	596,701	—	55,590,267
Information Technology	46,813,880	—	—	46,813,880
Materials	22,803,492	—	—	22,803,492
Telecommunication Services	5,039,791	—	—	5,039,791
Utilities	10,858,553	—	—	10,858,553
Total Common Stocks	324,445,561	596,701	—	325,042,262
Total Short-Term Obligation	—	297,000	—	297,000
Total Investments	$324,445,561	$893,701	$—	$325,339,262

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	28.1
Industrials	17.1
Information Technology	14.4
Health Care	9.7
Consumer Discretionary	9.5
Energy	7.1
Materials	7.0
Utilities	3.3
Consumer Staples	2.1
Telecommunication Services	1.5
99.8
Short-Term Obligation	0.1
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$313,102,006
Investments, at value	$325,339,262
Cash	142
Receivable for:
Investments sold	3,342,341
Fund shares sold	268,646
Dividends	338,121
Expense reimbursement due from Investment Manager	68,562
Trustees' deferred compensation plan	40,264
Total Assets	329,397,338
Liabilities
Payable for:
Investments purchased	3,357,249
Fund shares repurchased	25,186
Investment advisory fee	204,667
Administration fee	20,738
Pricing and bookkeeping fees	7,954
Transfer agent fee	14,723
Trustees' fees	4,763
Custody fee	31,729
Distribution fees — Class 2	58,670
Chief compliance officer expenses	433
Reports to shareholders	77,154
Trustees' deferred compensation plan	40,264
Other liabilities	38,791
Total Liabilities	3,882,321
Net Assets	$325,515,017
Net Assets Consist of
Paid-in capital	$268,318,853
Undistributed net investment income	2,168,848
Accumulated net realized gain	42,790,060
Net unrealized appreciation on investments	12,237,256
Net Assets	$325,515,017
Class 1
Net assets	$29,515,728
Shares outstanding	1,628,932
Net asset value per share	$18.12
Class 2
Net assets	$295,999,289
Shares outstanding	16,384,598
Net asset value per share	$18.07

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Variable Portfolio – Small Cap Value Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$2,150,684
Interest	111
Foreign taxes withheld	(2,554)
Total Investment Income	2,148,241
Expenses
Investment advisory fee	1,290,014
Administration fee	43,093
Distribution fee — Class 2	367,853
Transfer agent fee	97,103
Pricing and bookkeeping fees	49,319
Trustees' fees	15,987
Custody fee	34,891
Chief compliance officer expenses	572
Other expenses	87,664
Expenses before interest expense	1,986,496
Interest expense	857
Total Expenses	1,987,353
Fees waived or expenses reimbursed by Investment Manager	(119,287)
Fees waived by distributor — Class 2	(147,144)
Custody earnings credit	— *
Net Expenses	1,720,922
Net Investment Income	427,319
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	13,603,067
Net change in unrealized appreciation (depreciation) on investments	(3,449,407)
Net Gain	10,153,660
Net Increase Resulting from Operations	$10,580,979

* Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Variable Portfolio – Small Cap Value Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment income	$427,319	$2,223,373
Net realized gain on investments, futures contracts and foreign currency transactions	13,603,067	58,720,093
Net change in unrealized appreciation (depreciation) on investments	(3,449,407)	22,272,693
Net increase resulting from operations	10,580,979	83,216,159
Distributions to Shareholders
From net investment income:
Class 1	—	(312,593)
Class 2	—	(4,303,306)
Total distributions to shareholders	—	(4,615,899)
Net Capital Stock Transactions	(8,194,612)	(215,355,808)
Total increase (decrease) in net assets	2,386,367	(136,755,548)
Net Assets
Beginning of period	323,128,650	459,884,198
End of period	$325,515,017	$323,128,650
Undistributed net investment income at end of period	$2,168,848	$1,741,529
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	76,091	$1,350,471	351,690	$5,523,731
Distributions reinvested	—	—	21,119	312,593
Redemptions	(131,867)	(2,353,917)	(367,655)	(5,543,723)
Net increase (decrease)	(55,776)	(1,003,446)	5,154	292,601
Class 2
Subscriptions	897,867	16,043,450	2,728,284	41,350,732
Distributions reinvested	—	—	290,602	4,303,306
Redemptions	(1,301,606)	(23,234,616)	(17,452,795)	(261,302,447)
Net decrease	(403,739)	(7,191,166)	(14,433,909)	(215,648,409)

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Variable Portfolio – Small Cap Value Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009	2008		2007		2006(c)
Net Asset Value, Beginning of Period	$17.53		$14.01		$11.35	$18.08		$20.67		$17.86
Income from Investment Operations:
Net investment income (d)	0.04		0.13		0.12	0.17		0.13		0.11
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.55		3.58		2.70	(4.79)		(0.38)		3.33
Total from investment operations	0.59		3.71		2.82	(4.62)		(0.25)		3.44
Less Distributions to Shareholders:
From net investment income	—		(0.19)		(0.14)	(0.12)		(0.10)		(0.10)
From net realized gains	—		—		(0.02)	(1.99)		(2.24)		(0.53)
Total distributions to shareholders	—		(0.19)		(0.16)	(2.11)		(2.34)		(0.63)
Net Asset Value, End of Period	$18.12		$17.53		$14.01	$11.35		$18.08		$20.67
Total return (e)(f)	3.37	%(g)(h)	26.75%		25.16%	(28.02)%		(2.36)%		19.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.93	%(j)	0.93%		0.92%	0.89%		0.89%		0.91%
Interest expense	—	%(j)(k)	—	%(k)	—	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	0.93	%(j)	0.93%		0.92%	0.89%		0.89%		0.91%
Waiver/Reimbursement	0.07	%(j)	—	%(l)	—	—		—		—
Net investment income (i)	0.40	%(j)	0.85%		0.99%	1.16%		0.63%		0.57%
Portfolio turnover rate	14	%(g)	39%		43%	48%		51%		35%
Net assets, end of period (000s)	$29,516		$29,529		$23,538	$19,357		$10,598		$13,668

(a)  On May 2, 2011, Columbia Small Cap Value Fund, Variable Series was renamed Columbia Variable Portfolio – Small Cap Value Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Not annualized.

(h)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Variable Portfolio – Small Cap Value Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010		2009	2008		2007		2006(c)
Net Asset Value, Beginning of Period	$17.49		$13.98		$11.31	$18.01		$20.61		$17.81
Income from Investment Operations:
Net investment income (d)	0.02		0.09		0.10	0.13		0.09		0.07
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.56		3.58		2.70	(4.77)		(0.39)		3.33
Total from investment operations	0.58		3.67		2.80	(4.64)		(0.30)		3.40
Less Distributions to Shareholders:
From net investment income	—		(0.16)		(0.11)	(0.07)		(0.06)		(0.07)
From net realized gains	—		—		(0.02)	(1.99)		(2.24)		(0.53)
Total distributions to shareholders	—		(0.16)		(0.13)	(2.06)		(2.30)		(0.60)
Net Asset Value, End of Period	$18.07		$17.49		$13.98	$11.31		$18.01		$20.61
Total return (e)(f)(g)	3.32	%(h)	26.46%		25.00%	(28.15)%		(2.58)%		19.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.08	%(j)	1.10%		1.10%	1.10%		1.10%		1.10%
Interest expense	—	%(j)(k)	—	%(k)	—	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	1.08	%(j)	1.10%		1.10%	1.10%		1.10%		1.10%
Waiver/Reimbursement	0.17	%(j)	0.08	%(l)	0.07%	0.04%		0.04%		0.06%
Net investment income (i)	0.25	%(j)	0.61%		0.81%	0.83%		0.44%		0.38%
Portfolio turnover rate	14	%(h)	39%		43%	48%		51%		35%
Net assets, end of period (000s)	$295,999		$293,600		$436,346	$314,060		$467,568		$426,877

(a)  On May 2, 2011, Columbia Small Cap Value Fund, Variable Series was renamed Columbia Variable Portfolio – Small Cap Value Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

I. Organization

Columbia Variable Portfolio – Small Cap Value Fund (the Fund), formerly Columbia Small Cap Value Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On May 2, 2011, Columbia Small Cap Value Fund, Variable Series was renamed Columbia Variable Portfolio – Small Cap Value Fund.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$4,615,899

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$51,066,987
Unrealized depreciation	(38,829,731)
Net unrealized appreciation	$12,237,256

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2018	$3,484,391

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Board of Trustees approved an amended IMSA that includes an annual management fee rate that declines from 0.79% to 0.70% as the Fund's net assets increase. The amended IMSA became effective on May 1, 2011.

Prior to May 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.80% to 0.70% as the Fund's net assets increased.

The annualized effective management fee rate for the six month period ended June 30, 2011, was 0.80% of the Fund's average daily net assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Board of Trustees approved an amended Administrative Services Agreement that includes an annual fee rate for administration and accounting services that declines from 0.08% to 0.05% as the Fund's net assets increase. The amended Administrative Services Agreement became effective on May 1, 2011.

Prior to May 1, 2011, the Fund Administrator did not receive a fee from the Fund for its administration services.

The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.03% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

15

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	0.88%
Class 2	1.03

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.95% of the Fund's average daily net assets on an annualized basis.

In addition, the Distributor has voluntarily agreed to reimburse the Class 2 distribution fee in excess of 0.15% if the total annual Fund operating expenses applicable to Class 2 shares, including distribution fees, exceed the annual rate of 1.03% of the average daily net assets attributable to Class 2 shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to May 1, 2011, the Distributor voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% if the total annual Fund operating expenses applicable to Class B shares, including distribution fees, exceeded the annual rate of 1.10% of the average daily net assets attributable to Class B shares.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $46,586,097 and $55,855,940, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, two shareholder accounts owned 74.8% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior

16

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the average daily loan balance outstanding on days where borrowing existed was $1,866,667 at a weighted average interest rate of 1.49%

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million.

17

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Cap Value Fund / June 30, 2011 (Unaudited)

AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Small Cap Value Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Small Cap Value Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1505 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio - Strategic Income Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (07/05/94)	4.59	11.36	7.65	7.99
Class 2 (06/01/00)	4.48	11.12	7.43	7.77
Barclays Capital Government/Credit Bond Index[1]	2.61	3.68	6.35	5.74
Blended Benchmark[2]	4.30	10.65	8.41	8.34

Inception dates of the share classes are in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	8.83	8.55
Class 2	8.79	8.52

1  The Barclays Capital Government/Credit Bond Index is an index that tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

2  The Blended Benchmark is a custom composite established by the fund's Adviser which consists of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged, and a 15% weighting of the JPMorgan Emerging Markets Bond Index Global Diversified ("EMBI Global") Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index – Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI Global Diversified Index is a uniquely-weighted index that tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign entities including Brady bonds, Eurobonds and quasi-sovereign entities, while limiting exposure to any one country.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment management fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,045.90	1,021.87	2.99	2.96	0.59
Class 2	1,000.00	1,000.00	1,044.80	1,020.18	4.72	4.66	0.93

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

Effective May 2, 2011, Class A and Class B shares were renamed Class 1 and Class 2 shares, respectively.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio – Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) 49.3%
Aerospace & Defense 1.2%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	$2,550,000	$2,696,625
Bombardier, Inc. Senior Notes(b)(c)(d)
03/15/18	7.500%	1,200,000	1,344,000
Ducommun, Inc. Senior Notes(b)
07/15/18	9.750%	279,000	285,626
Huntington Ingalls Industries, Inc.(b)
03/15/18	6.875%	894,000	916,350
03/15/21	7.125%	921,000	953,235
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,345,000	1,418,975
Kratos Defense & Security Solutions, Inc.(b) Senior Secured
06/01/17	10.000%	1,806,000	1,905,330
Oshkosh Corp.
03/01/17	8.250%	651,000	698,198
03/01/20	8.500%	1,581,000	1,711,432
TransDigm, Inc.(b)
12/15/18	7.750%	1,107,000	1,162,350
Total			13,092,121
Automotive 1.4%
Accuride Corp. Senior Secured
08/01/18	9.500%	315,000	337,050
Allison Transmission, Inc.(b)(c)
05/15/19	7.125%	739,000	718,677
Chrysler Group LLC/Co-Issuer, Inc.(b) Senior Secured
06/15/21	8.250%	1,293,000	1,270,372
Chrysler Group LLC/Co-Issuer, Inc.(b)(c) Senior Secured
06/15/19	8.000%	469,000	458,448
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	295,000	292,788
Dana Holding Corp.(c) Senior Unsecured
02/15/21	6.750%	3,940,000	3,900,600
Delphi Corp.(b) Senior Notes
05/15/19	5.875%	523,000	517,770
Delphi Corp.(b)(c) Senior Notes
05/15/21	6.125%	349,000	347,255
International Automotive Components Group SL Senior Secured(b)(d)
06/01/18	9.125%	306,000	312,885
Lear Corp.
03/15/18	7.875%	680,000	731,000
03/15/20	8.125%	3,410,000	3,691,325
TRW Automotive, Inc.(b)
12/01/17	8.875%	750,000	828,750

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Automotive (cont.)
Tenneco, Inc.
08/15/18	7.750%	$16,000	$16,760
Visteon Corp. Senior Notes(b)
04/15/19	6.750%	1,984,000	1,904,640
Total			15,328,320
Banking 2.1%
BanColombia SA Senior Notes(b)(c)(d)
06/03/21	5.950%	1,200,000	1,218,000
Banco BMG SA Senior Notes(b)(d)
04/15/18	8.000%	1,000,000	985,470
Banco Cruzeiro do Sul SA Senior Unsecured(b)(d)
01/20/16	8.250%	1,200,000	1,179,608
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,750,000	4,692,278
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	460,000	506,202
Citigroup, Inc.(c) Senior Unsecured
08/09/20	5.375%	25,000	26,089
Goldman Sachs Group, Inc. (The) Senior Notes(c)
06/15/20	6.000%	1,815,000	1,952,918
JPMorgan Chase & Co.
05/10/21	4.625%	825,000	818,325
Senior Unsecured
03/01/16	3.450%	6,075,000	6,188,208
Lloyds Banking Group PLC(b)(d)
11/29/49	6.267%	630,000	463,050
Morgan Stanley Senior Unsecured
01/25/21	5.750%	2,910,000	2,944,422
Santander U.S. Debt SA Unipersonal Bank Guaranteed(b)(c)(d)
10/07/15	3.781%	1,000,000	966,217
Total			21,940,787
Brokerage 0.4%
E*Trade Financial Corp. Senior Notes
06/01/16	6.750%	1,360,000	1,332,800
E*Trade Financial Corp.(c) Senior Unsecured
12/01/15	7.875%	875,000	879,375
Senior Unsecured PIK
11/30/17	12.500%	1,270,000	1,485,900
Nuveen Investments, Inc.
11/15/15	10.500%	395,000	403,888
Total			4,101,963

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Building Materials 0.8%
Building Materials Corp. of America Senior Notes(b)
05/01/21	6.750%	$2,701,000	$2,714,505
Euramax International, Inc. Senior Secured(b)
04/01/16	9.500%	1,080,000	1,042,200
Gibraltar Industries, Inc.
12/01/15	8.000%	1,750,000	1,765,313
Interface, Inc.
12/01/18	7.625%	285,000	296,400
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,625,000	1,649,375
Nortek, Inc.(b)
04/15/21	8.500%	1,388,000	1,283,900
Total			8,751,693
Chemicals 1.6%
CF Industries, Inc.
05/01/18	6.875%	1,074,000	1,210,935
05/01/20	7.125%	1,958,000	2,271,280
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,440
Chemtura Corp.
09/01/18	7.875%	449,000	470,328
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	600,000	585,572
Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11/15/20	9.000%	530,000	543,250
Senior Secured
02/01/18	8.875%	3,553,000	3,695,120
Lyondell Chemical Co. Senior Secured(b)
11/01/17	8.000%	2,314,000	2,585,895
MacDermid, Inc. Senior Subordinated Notes(b)
04/15/17	9.500%	820,000	854,850
Nalco Co.(b)(c)
01/15/19	6.625%	1,665,000	1,706,625
Nova Chemicals Corp.(d) Senior Unsecured
11/01/16	8.375%	1,535,000	1,688,500
11/01/19	8.625%	60,000	66,825
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,083,937
Total			16,771,557
Construction Machinery 1.2%
Case New Holland, Inc. Senior Notes(b)
12/01/17	7.875%	2,453,000	2,704,432
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	386,715
Manitowoc Co., Inc. (The)
11/01/20	8.500%	60,000	64,050
Manitowoc Co., Inc. (The)(c)
02/15/18	9.500%	1,305,000	1,422,450

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Construction Machinery (cont.)
Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	$1,534,000	$1,457,300
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	580,000	577,100
RSC Equipment Rental, Inc./Holdings III LLC(b)(c) Senior Secured
07/15/17	10.000%	1,140,000	1,271,100
United Rentals North America, Inc.
12/15/19	9.250%	2,234,000	2,446,230
United Rentals North America, Inc.(c)
09/15/20	8.375%	1,745,000	1,766,813
Xerium Technologies, Inc.(b)
06/15/18	8.875%	920,000	920,000
Total			13,016,190
Consumer Cyclical Services 0.3%
Garda World Security Corp. Senior Unsecured(b)(d)
03/15/17	9.750%	1,508,000	1,621,100
West Corp.(b)
10/01/18	8.625%	630,000	636,300
01/15/19	7.875%	903,000	880,425
Total			3,137,825
Consumer Products 0.9%
Central Garden and Pet Co.
03/01/18	8.250%	1,710,000	1,765,575
Jarden Corp.
05/01/17	7.500%	2,000,000	2,085,000
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	851,000	923,335
NBTY, Inc.(b)
10/01/18	9.000%	68,000	71,740
Sealy Mattress Co.(c)
06/15/14	8.250%	1,350,000	1,353,375
Spectrum Brands Holdings, Inc. Senior Secured(b)
06/15/18	9.500%	2,279,000	2,529,690
Visant Corp.(c)
10/01/17	10.000%	817,000	845,595
Total			9,574,310
Diversified Manufacturing 0.7%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	1,070,000	1,128,850
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	928,000	1,006,880
SPX Corp.(b)
09/01/17	6.875%	1,171,000	1,252,970
Tomkins LLC/Inc. Secured(b)(c)
10/01/18	9.000%	1,343,000	1,450,440
WireCo WorldGroup Senior Unsecured(b)
05/15/17	9.750%	2,422,000	2,555,210
Total			7,394,350

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Electric 3.6%
AES Corp. (The) Senior Notes(b)(c)
07/01/21	7.375%	$1,341,000	$1,361,115
Calpine Corp. Senior Secured(b)
02/15/21	7.500%	1,790,000	1,830,275
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	290,000	331,625
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	255,000	302,607
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	1,795,000	1,954,760
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	1,460,000	1,552,694
04/01/15	3.350%	4,600,000	4,777,399
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	1,696,000	1,902,714
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	1,426,000	1,155,060
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	1,156,000	1,227,048
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	507,000	540,695
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	530,000	612,346
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%	903,000	939,120
Ipalco Enterprises, Inc. Senior Secured(b)
04/01/16	7.250%	75,000	83,250
Kansas City Power & Light Co.
04/01/19	7.150%	35,000	41,864
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	389,260	398,991
NRG Energy, Inc.
01/15/17	7.375%	3,339,000	3,497,602
Nevada Power Co.
01/15/15	5.875%	2,055,000	2,301,851
05/15/18	6.500%	4,545,000	5,304,010
04/01/36	6.650%	30,000	34,635
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	2,790,000	2,652,325
Sierra Pacific Power Co.
05/15/16	6.000%	1,395,000	1,595,236
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured(b)(c)
10/01/20	11.500%	497,000	489,545

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Electric (cont.)
TransAlta Corp. Senior Unsecured(d)
05/15/18	6.650%	$2,670,000	$3,054,750
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	545,880
Total			38,487,397
Entertainment 0.6%
AMC Entertainment, Inc.
06/01/19	8.750%	820,000	865,100
AMC Entertainment, Inc.(b)(c)
12/01/20	9.750%	1,120,000	1,145,200
Cinemark U.S.A., Inc. Senior Subordinated Notes(b)
06/15/21	7.375%	258,000	256,065
National CineMedia LLC Senior Notes(b)(e)
07/15/21	7.875%	1,034,000	1,050,803
Regal Cinemas Corp.
07/15/19	8.625%	1,435,000	1,506,750
Six Flags, Inc.(b)(f)(g)(h)
06/01/14	0.000%	95,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	1,600,000	1,732,000
02/01/19	6.750%	46,000	45,885
Vail Resorts, Inc.(b)
05/01/19	6.500%	287,000	288,435
Total			6,890,238
Environmental —%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	63,000	66,780
Clean Harbors, Inc.(b)(c) Senior Secured
08/15/16	7.625%	430,000	455,800
Total			522,580
Food and Beverage 1.1%
ARAMARK Holdings Corp. Senior Notes PIK(b)(c)
05/01/16	8.625%	908,000	923,890
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	440,000	461,658
Cott Beverages, Inc.
11/15/17	8.375%	135,000	141,413
09/01/18	8.125%	450,000	471,375
Darling International, Inc.(b)
12/15/18	8.500%	950,000	1,026,000
Dean Foods Co. Senior Notes(b)(c)
12/15/18	9.750%	542,000	575,875
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	5,685,000	6,540,223
MHP SA(b)(c)(d)
04/29/15	10.250%	1,160,000	1,268,421
Total			11,408,855

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Gaming 1.3%
Boyd Gaming Corp. Senior Notes(b)(c)
12/01/18	9.125%	$1,277,000	$1,308,925
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	816,000	900,660
Caesars Entertainment Operating Co., Inc.(c) Secured
12/15/18	10.000%	2,095,000	1,890,737
FireKeepers Development Authority Senior Secured(b)
05/01/15	13.875%	2,090,000	2,424,400
MGM Resorts International Senior Secured
03/15/20	9.000%	1,095,000	1,199,025
MGM Resorts International(c) Senior Unsecured
03/01/18	11.375%	2,441,000	2,740,022
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	340,000	369,750
Seminole Indian Tribe of Florida(b)
10/01/20	7.804%	175,000	171,990
Senior Secured
10/01/20	6.535%	65,000	61,570
Seneca Gaming Corp.(b)
12/01/18	8.250%	867,000	895,178
Shingle Springs Tribal Gaming Authority Senior Notes(b)
06/15/15	9.375%	1,998,000	1,378,620
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	972,000	969,570
Total			14,310,447
Gas Distributors 0.1%
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	1,361,000	1,449,465
Gas Pipelines 1.6%
El Paso Corp. Senior Unsecured
06/15/14	6.875%	140,000	156,440
06/01/18	7.250%	149,000	169,488
09/15/20	6.500%	2,485,000	2,721,075
Enterprise Products Operating LLC
02/01/16	3.200%	1,250,000	1,269,783
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	170,000	184,638
Nisource Finance Corp.
09/15/17	5.250%	3,675,000	3,974,976
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	965,000	1,213,988
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	580,000	646,700
12/01/18	6.875%	2,559,000	2,642,167
07/15/21	6.500%	1,813,000	1,835,663

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Gas Pipelines (cont.)
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	$210,000	$263,135
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,475,000	1,482,375
TransCanada PipeLines Ltd. Senior Unsecured(d)
01/15/39	7.625%	320,000	396,253
Total			16,956,681
Health Care 2.1%
AMGH Merger Sub, Inc. Senior Secured(b)(c)
11/01/18	9.250%	818,000	860,945
American Renal Associates Holdings, Inc. Senior Unsecured PIK(b)
03/01/16	9.750%	275,000	282,563
American Renal HoldingsCo., Inc. Senior Secured
05/15/18	8.375%	1,152,000	1,173,600
CDRT Merger Sub, Inc.(b)
06/01/19	8.125%	444,000	444,000
CHS/Community Health Systems, Inc.(c)
07/15/15	8.875%	668,000	688,040
Capella Healthcare, Inc.(b)(c)
07/01/17	9.250%	875,000	927,500
ConvaTec Healthcare E SA Senior Unsecured(b)(d)
12/15/18	10.500%	2,150,000	2,225,250
HCA, Inc. Senior Secured
02/15/20	7.875%	3,389,000	3,677,065
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	787,000	812,577
Healthsouth Corp.
02/15/20	8.125%	1,740,000	1,870,500
09/15/22	7.750%	195,000	205,481
InVentiv Health, Inc.(b)
08/15/18	10.000%	2,415,000	2,378,775
LifePoint Hospitals, Inc.(c)
10/01/20	6.625%	425,000	437,750
Multiplan, Inc.(b)
09/01/18	9.875%	1,856,000	1,972,000
Radnet Management, Inc.
04/01/18	10.375%	230,000	235,175
STHI Holding Corp. Secured(b)
03/15/18	8.000%	403,000	409,045
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	601,000	610,766
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	1,400,000	1,445,500
02/01/19	7.750%	682,000	690,525
WP Rocket Merger Sub, Inc. Senior Unsecured(b)
07/15/19	10.125%	816,000	824,160
Total			22,171,217

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	$505,000	$603,179
Home Construction 0.2%
K Hovnanian Enterprises, Inc. Senior Secured(c)
10/15/16	10.625%	865,000	862,838
Shea Homes LP/Funding Corp. Senior Secured(b)
05/15/19	8.625%	1,435,000	1,413,475
Total			2,276,313
Independent Energy 4.0%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,795,000	2,020,429
Brigham Exploration Co.
10/01/18	8.750%	1,135,000	1,237,150
Brigham Exploration Co.(b)(c)
06/01/19	6.875%	248,000	246,140
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,803,000	1,857,090
Chaparral Energy, Inc.
10/01/20	9.875%	441,000	476,280
Chaparral Energy, Inc.(c)
09/01/21	8.250%	1,236,000	1,245,270
Chesapeake Energy Corp.
02/15/21	6.125%	1,186,000	1,200,825
Chesapeake Energy Corp.(c)
08/15/20	6.625%	3,263,000	3,426,150
Comstock Resources, Inc.
10/15/17	8.375%	1,321,000	1,373,840
04/01/19	7.750%	337,000	339,527
Concho Resources, Inc.
01/15/21	7.000%	875,000	905,625
Continental Resources, Inc.
04/01/21	7.125%	764,000	806,020
EXCO Resources, Inc.
09/15/18	7.500%	2,094,000	2,036,415
Forest Oil Corp.(c)
06/15/19	7.250%	1,946,000	1,984,920
Goodrich Petroleum Corp.(b)(c)
03/15/19	8.875%	846,000	846,000
Hilcorp Energy I LP/Finance Co.(b) Senior Notes
02/15/20	8.000%	85,000	91,375
04/15/21	7.625%	1,125,000	1,175,625
Senior Unsecured
11/01/15	7.750%	2,127,000	2,190,810
Laredo Petroleum, Inc. Senior Notes(b)
02/15/19	9.500%	2,200,000	2,321,000
Linn Energy LLC/Finance Corp.(b)
05/15/19	6.500%	1,733,000	1,715,670
MEG Energy Corp.(b)(d)
03/15/21	6.500%	1,185,000	1,190,925

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Independent Energy (cont.)
NAK Naftogaz Ukraine Government Guaranteed(d)
09/30/14	9.500%	$2,135,000	$2,335,564
Newfield Exploration Co. Senior Subordinated Notes
04/15/16	6.625%	125,000	129,062
02/01/20	6.875%	70,000	74,375
Nexen, Inc.(d) Senior Unsecured
03/10/35	5.875%	225,000	213,055
07/30/39	7.500%	275,000	307,603
Oasis Petroleum, Inc. Senior Unsecured(b)
02/01/19	7.250%	1,763,000	1,727,740
Petrohawk Energy Corp.
08/15/18	7.250%	1,924,000	1,974,505
Petrohawk Energy Corp.(b)
06/01/19	6.250%	990,000	967,725
Pioneer Natural Resources Co. Senior Unsecured
01/15/20	7.500%	415,000	467,912
QEP Resources, Inc. Senior Unsecured(c)
03/01/21	6.875%	1,145,000	1,207,975
Range Resources Corp.
05/01/18	7.250%	1,000,000	1,053,750
05/15/19	8.000%	485,000	526,225
06/01/21	5.750%	1,450,000	1,424,625
Southwestern Energy Co.
02/01/18	7.500%	50,000	56,875
Venoco, Inc.(b)
02/15/19	8.875%	1,486,000	1,486,000
Total			42,640,077
Integrated Energy 0.2%
Lukoil International Finance BV(b)(d)
11/09/20	6.125%	1,200,000	1,231,606
Marathon Petroleum Corp.(b)
03/01/41	6.500%	600,000	620,119
Total			1,851,725
Life Insurance 0.4%
ING Groep NV(d)(i)
12/29/49	5.775%	4,460,000	4,103,200
Lodging —%
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	35,000	37,169
Media Cable 1.5%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,867,000	2,025,695
CCO Holdings LLC/Capital Corp.(c)
04/30/18	7.875%	1,000,000	1,057,500
01/15/19	7.000%	1,250,000	1,287,500
CSC Holdings LLC Senior Unsecured(c)
02/15/19	8.625%	1,727,000	1,947,192

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Media Cable (cont.)
Cablevision Systems Corp. Senior Unsecured(c)
09/15/17	8.625%	$493,000	$534,289
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
11/15/17	8.625%	1,910,000	1,986,400
Comcast Corp.
08/15/37	6.950%	1,135,000	1,281,272
DISH DBS Corp.
09/01/19	7.875%	3,053,000	3,293,424
DISH DBS Corp.(b)
06/01/21	6.750%	622,000	637,550
Insight Communications Co., Inc. Senior Notes(b)
07/15/18	9.375%	559,000	613,502
Quebecor Media, Inc. Senior Unsecured(d)
03/15/16	7.750%	110,000	113,713
Time Warner Cable, Inc.
05/01/17	5.850%	15,000	16,868
02/01/20	5.000%	14,000	14,485
Virgin Media Finance PLC(d)
10/15/19	8.375%	600,000	669,000
Total			15,478,390
Media Non-Cable 2.9%
AMC Networks, Inc.(b)(c)
07/15/21	7.750%	1,458,000	1,523,610
CMP Susquehanna Corp.(b)(f)(h)(i)
05/15/14	3.417%	12,000	11,040
Clear Channel Communications, Inc.(b)
03/01/21	9.000%	3,131,000	2,997,932
Clear Channel Worldwide Holdings, Inc.(c)
12/15/17	9.250%	3,780,000	4,120,200
Cumulus Media, Inc.(b)(c)
05/01/19	7.750%	626,000	604,090
EH Holding Corp. Senior Secured(b)
06/15/19	6.500%	1,661,000	1,690,068
Entravision Communications Corp. Senior Secured(c)
08/01/17	8.750%	1,305,000	1,350,675
Intelsat Jackson Holdings SA(b)(c)(d)
04/01/21	7.500%	680,000	675,750
Intelsat Luxembourg SA(b)(d) PIK
02/04/17	11.500%	894,000	961,050
Intelsat Luxembourg SA(d) PIK
02/04/17	11.500%	894,000	961,050
News America, Inc.
12/15/35	6.400%	55,000	57,517
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	2,366,000	2,484,300
RR Donnelley & Sons Co. Senior Unsecured
06/15/20	7.625%	385,000	380,497

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Media Non-Cable (cont.)
RR Donnelley & Sons Co.(c) Senior Unsecured
05/15/18	7.250%	$583,000	$583,000
Salem Communications Corp. Secured
12/15/16	9.625%	613,000	645,949
Sinclair Television Group, Inc.(b) Secured
11/01/17	9.250%	2,250,000	2,463,750
Sinclair Television Group, Inc.(c)
10/15/18	8.375%	710,000	745,500
TCM Sub LLC(b)
01/15/15	3.550%	2,650,000	2,778,359
Univision Communications, Inc.(b) Senior Secured
11/01/20	7.875%	1,290,000	1,322,250
Univision Communications, Inc.(b)(c)
05/15/21	8.500%	2,680,000	2,619,700
XM Satellite Radio, Inc.(b)
11/01/18	7.625%	1,891,000	1,976,095
Total			30,952,382
Metals 2.1%
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,392,000	1,397,220
06/01/21	6.250%	722,000	723,805
ArcelorMittal Senior Unsecured(c)(d)
03/01/21	5.500%	3,160,000	3,164,933
Arch Coal, Inc.(b)
06/15/19	7.000%	1,923,000	1,932,615
06/15/21	7.250%	1,282,000	1,288,410
Calcipar SA Senior Secured(b)(d)
05/01/18	6.875%	1,423,000	1,426,557
Consol Energy, Inc.
04/01/20	8.250%	2,591,000	2,824,190
FMG Resources August 2006 Proprietary Ltd.(b)(c)(d)
02/01/16	6.375%	687,000	685,283
FMG Resources August 2006 Proprietary Ltd.(b)(d)
11/01/15	7.000%	1,845,000	1,881,341
02/01/18	6.875%	1,294,000	1,313,410
JMC Steel Group Senior Notes(b)
03/15/18	8.250%	824,000	836,360
Novelis, Inc.(d)
12/15/17	8.375%	1,250,000	1,334,375
12/15/20	8.750%	1,255,000	1,355,400
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	1,065,000	1,136,887
United States Steel Corp. Senior Unsecured
02/01/18	7.000%	909,000	918,090
Total			22,218,876

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Non-Captive Consumer 0.5%
SLM Corp. Senior Notes
01/25/16	6.250%	$1,033,000	$1,071,738
Senior Unsecured
03/25/20	8.000%	1,661,000	1,783,588
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,468,000	2,264,390
Total			5,119,716
Non-Captive Diversified 3.1%
Ally Financial, Inc.
03/15/20	8.000%	8,274,000	8,791,125
09/15/20	7.500%	95,000	99,275
Ally Financial, Inc.(b)
12/01/17	6.250%	95,000	94,367
CIT Group, Inc.(b)
Secured
05/02/17	7.000%	7,185,000	7,167,037
CIT Group, Inc.(b)(c) Secured
04/01/18	6.625%	1,415,000	1,478,675
Ford Motor Credit Co. LLC Senior Unsecured
04/15/15	7.000%	1,000,000	1,080,159
05/15/18	5.000%	1,483,000	1,477,930
02/01/21	5.750%	183,000	182,775
Ford Motor Credit Co. LLC(c) Senior Unsecured
01/15/20	8.125%	2,245,000	2,600,637
General Electric Capital Corp. Senior Unsecured
01/08/20	5.500%	730,000	783,351
01/07/21	4.625%	2,000,000	2,011,772
01/10/39	6.875%	1,590,000	1,799,907
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	1,032,000	1,128,750
05/15/19	6.250%	1,043,000	1,019,081
International Lease Finance Corp.(c) Senior Unsecured
09/01/17	8.875%	1,305,000	1,432,237
12/15/20	8.250%	1,530,000	1,652,400
Total			32,799,478
Oil Field Services 0.9%
Bristow Group, Inc.
09/15/17	7.500%	1,110,000	1,162,725
Novatek Finance Ltd.(b)(c)(d)
02/03/21	6.604%	2,000,000	2,063,666
Offshore Group Investments Ltd.(b)(d) Senior Secured
08/01/15	11.500%	595,000	639,355
Offshore Group Investments Ltd.(d) Senior Secured
08/01/15	11.500%	2,110,000	2,294,625
Oil States International, Inc.(b)
06/01/19	6.500%	1,807,000	1,816,035

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Oil Field Services (cont.)
SESI LLC(b)
05/01/19	6.375%	$1,003,000	$992,970
Trinidad Drilling Ltd. Senior Unsecured(b)(d)
01/15/19	7.875%	632,000	656,625
Weatherford International Ltd.(d)
03/15/13	5.150%	4,000	4,226
Total			9,630,227
Other Industry 0.3%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	511,000	496,947
Interline Brands, Inc.
11/15/18	7.000%	489,000	495,113
Seminole Indian Tribe of Florida(b)
10/01/17	7.750%	1,663,000	1,721,205
Total			2,713,265
Packaging 1.0%
ARD Finance SA Senior Secured PIK(b)(d)
06/01/18	11.125%	356,000	358,225
Ardagh Packaging Finance PLC(b)(d)
10/15/20	9.125%	675,000	710,437
Senior Secured
10/15/17	7.375%	440,000	453,200
Ball Corp.
09/01/19	7.375%	540,000	589,950
Crown Americas LLC/Capital Corp. II(c)
05/15/17	7.625%	2,000,000	2,142,500
Graham Packaging Co. LP/Capital Corp., Inc.
01/01/17	8.250%	45,000	50,175
Greif, Inc. Senior Unsecured
08/01/19	7.750%	1,800,000	1,944,000
Reynolds Group Issuer, Inc./LLC(b)
05/15/18	8.750%	1,000,000	985,000
04/15/19	9.000%	455,000	449,313
Senior Secured
10/15/16	8.500%	1,684,000	1,759,780
04/15/19	7.125%	889,000	882,332
Total			10,324,912
Paper 0.5%
Cascades, Inc.(d)
12/15/17	7.750%	2,246,000	2,341,455
Graphic Packaging International, Inc.
06/15/17	9.500%	1,507,000	1,650,165
Verso Paper Holdings LLC/Inc. Secured(b)(c)
02/01/19	8.750%	1,947,000	1,732,830
Total			5,724,450
Pharmaceuticals 0.5%
Endo Pharmaceuticals Holdings, Inc.(b)
07/15/19	7.000%	195,000	199,875
01/15/22	7.250%	855,000	867,825

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Corporate Bonds & Notes(a) (continued)
Pharmaceuticals (cont.)
Grifols, Inc. Senior Secured(b)
02/01/18	8.250%		$1,226,000	$1,253,585
Mylan, Inc.(b)
11/15/18	6.000%		1,017,000	1,033,526
Valeant Pharmaceuticals International(b)(d)
10/01/20	7.000%		461,000	446,018
07/15/22	7.250%		650,000	630,500
Warner Chilcott Co./Finance LLC(b)
09/15/18	7.750%		797,000	803,974
Total				5,235,303
Railroads 0.1%
CSX Corp. Senior Unsecured
04/15/41	5.500%		1,195,000	1,166,006
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%		385,000	438,360
Total				1,604,366
Refining 0.1%
United Refining Co. Senior Secured
02/28/18	10.500%		1,355,000	1,355,000
Retailers 0.7%
Asbury Automotive Group, Inc. Subordinated Notes(b)
11/15/20	8.375%		175,000	178,063
Ltd Brands, Inc.
04/01/21	6.625%		755,000	771,988
QVC, Inc.(b) Senior Secured
04/15/17	7.125%		20,000	21,100
10/01/19	7.500%		1,405,000	1,492,812
10/15/20	7.375%		305,000	321,775
Rite Aid Corp.(c)
06/15/17	9.500%		453,000	413,363
Senior Secured
08/15/20	8.000%		1,055,000	1,136,762
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%		1,800,000	1,881,000
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%		821,000	797,396
Total				7,014,259
Sovereign 0.7%
Morgan Stanley Senior Unsecured(d)
10/22/20	11.500%	BRL	3,415,000	2,231,976
Uruguay Government International Bond(d)
04/05/27	4.250%	UYU	46,045,000	3,673,735
06/26/37	3.700%	UYU	19,500,000	1,399,252
Total				7,304,963

Issuer	Coupon Rate	Principal Amount		Value
Corporate Bonds & Notes(a) (continued)
Supranational 0.4%
Asian Development Bank Senior Unsecured(d)
06/21/27	2.350%	JPY	120,000,000	$1,635,343
European Investment Bank Senior Unsecured(d)
06/20/17	1.400%	JPY	189,000,000	2,442,691
International Finance Corp. Senior Unsecured(d)
02/28/13	7.500%	AUD	120,000	133,750
Total				4,211,784
Technology 1.7%
Amkor Technology, Inc.(b)(c) Senior Unsecured
06/01/21	6.625%		1,443,000	1,399,710
Amkor Technology, Inc.(c) Senior Unsecured
05/01/18	7.375%		1,299,000	1,320,109
CDW LLC/Finance Corp.(b)
04/01/19	8.500%		1,541,000	1,514,032
Cardtronics, Inc.
09/01/18	8.250%		1,143,000	1,223,010
CommScope, Inc.(b)(c)
01/15/19	8.250%		329,000	338,870
First Data Corp.
09/24/15	9.875%		1,040,000	1,068,600
09/24/15	9.875%		6,000	6,090
First Data Corp.(b) Senior Secured
08/15/20	8.875%		1,305,000	1,393,088
First Data Corp.(b)(c)
01/15/21	12.625%		2,331,000	2,494,170
Senior Secured
06/15/19	7.375%		870,000	876,525
Freescale Semiconductor, Inc. Senior Secured(b)(d)
04/15/18	9.250%		720,000	775,800
Interactive Data Corp.(b)(c)
08/01/18	10.250%		1,525,000	1,658,437
NXP BV/Funding LLC Senior Secured(b)(d)
08/01/18	9.750%		1,011,000	1,132,320
SunGard Data Systems, Inc.
11/15/18	7.375%		1,329,000	1,329,000
iGate Corp.(b)
05/01/16	9.000%		1,418,000	1,425,090
Total				17,954,851
Transportation Services 0.6%
Aeropuertos Argentina 2000 SA Senior Secured(b)(d)
12/01/20	10.750%		735,000	800,767
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%		446,000	476,105
01/15/19	8.250%		634,000	641,925
ERAC U.S.A. Finance LLC(b)
07/01/13	2.750%		330,000	337,372
10/01/20	5.250%		305,000	321,683

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Transportation Services (cont.)
Hertz Corp. (The)(b)
10/15/18	7.500%	$1,035,000	$1,058,287
04/15/19	6.750%	1,220,000	1,207,800
Hertz Corp. (The)(b)(c)
01/15/21	7.375%	1,232,000	1,247,400
Total			6,091,339
Wireless 2.3%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	1,500,000	1,623,750
Clearwire Communications LLC/Finance, Inc.(b) Senior Secured
12/01/15	12.000%	813,000	873,975
Clearwire Communications LLC/Finance, Inc.(b)(c) Secured
12/01/17	12.000%	268,000	280,730
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	3,581,000	3,795,860
Cricket Communications, Inc.(b)(c) Senior Notes
10/15/20	7.750%	751,000	734,103
Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.125%	890,000	881,100
MetroPCS Wireless, Inc.
09/01/18	7.875%	1,740,000	1,840,050
MetroPCS Wireless, Inc.(c)
11/15/20	6.625%	1,045,000	1,034,550
NII Capital Corp.
04/01/21	7.625%	879,000	918,555
Nextel Communications, Inc.
08/01/15	7.375%	49,000	49,000
SBA Telecommunications, Inc.
08/15/19	8.250%	2,295,000	2,455,650
Sprint Capital Corp.
11/15/28	6.875%	95,000	90,013
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	3,714,000	4,080,757
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	780,000	776,463
VimpelCom Holdings BV(b)(d)
03/01/22	7.504%	1,500,000	1,501,500
Wind Acquisition Finance SA(b)(c)(d) Senior Secured
02/15/18	7.250%	1,344,000	1,404,480
Wind Acquisition Finance SA(b)(d) Secured
07/15/17	11.750%	2,050,000	2,321,625
Total			24,662,161
Wirelines 3.5%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	3,180,000	3,487,919

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes(a) (continued)
Wirelines (cont.)
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	$1,065,000	$1,173,308
Cincinnati Bell, Inc.
10/15/17	8.250%	988,000	992,940
10/15/20	8.375%	1,445,000	1,441,387
Embarq Corp. Senior Unsecured
06/01/16	7.082%	1,500,000	1,667,430
06/01/36	7.995%	305,000	312,507
Frontier Communications Corp. Senior Unsecured(c)
04/15/20	8.500%	2,545,000	2,774,050
Integra Telecom Holdings, Inc. Senior Secured(b)
04/15/16	10.750%	538,000	544,725
Level 3 Communications, Inc. Senior Unsecured(b)
02/01/19	11.875%	950,000	1,024,813
Level 3 Escrow, Inc. Senior Unsecured(b)(c)
07/01/19	8.125%	1,355,000	1,361,775
Level 3 Financing, Inc.
02/15/17	8.750%	1,890,000	1,927,800
Level 3 Financing, Inc.(b)
04/01/19	9.375%	560,000	583,800
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	1,601,000	1,681,050
PAETEC Holding Corp.(b)(c)
12/01/18	9.875%	1,845,000	1,911,881
Qtel International Finance Ltd.(b)(d)
02/16/21	4.750%	1,000,000	954,728
10/19/25	5.000%	1,100,000	1,028,595
Qwest Communications International, Inc.
04/01/18	7.125%	3,900,000	4,187,625
Qwest Corp. Senior Unsecured
06/15/23	7.500%	170,000	170,213
Telefonica Emisiones SAU(d)
04/27/15	3.729%	2,665,000	2,713,447
06/20/16	6.421%	415,000	463,365
tw telecom holdings, inc.
03/01/18	8.000%	1,133,000	1,208,061
Verizon Communications, Inc. Senior Unsecured
04/01/16	3.000%	2,000,000	2,042,826
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,742,000	2,003,605
Windstream Corp. Senior Notes
04/01/23	7.500%	1,949,000	1,949,000
Windstream Corp.(c)
09/01/18	8.125%	50,000	53,000
Total			37,659,850
Total Corporate Bonds & Notes (Cost: $510,659,798)			$524,873,231

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities—Agency 4.9%
Federal Home Loan Mortgage Corp.(e)(j)
07/01/41	4.000%	$8,000,000	$7,992,496
Federal Home Loan Mortgage Corp.(i)(j) CMO IO Series 3852 Class SW
05/15/41	18.000%	8,587,032	1,515,702
Federal Home Loan Mortgage Corp.(j)
10/01/26	8.000%	50,590	60,197
Federal National Mortgage Association(e)(j)
07/01/41	4.000%	750,000	750,000
07/01/41	5.500%	2,000,000	2,162,500
Federal National Mortgage Association(i)(j) CMO IO Series 2010-135 Class MS
12/25/40	11.710%	4,391,219	753,726
Federal National Mortgage Association(j)
10/01/39	4.000%	563,971	565,472
03/01/39-01/01/41	4.500%	14,021,546	14,533,555
09/01/37-05/01/40	5.000%	8,542,599	9,123,277
02/01/37-08/01/38	6.000%	5,364,169	5,898,719
Federal National Mortgage Association(j)(k)
08/01/39	5.500%	4,302,491	4,678,438
11/01/36	6.500%	767,024	869,424
Government National Mortgage Association(j)
04/15/40	4.500%	2,796,536	2,957,045
CMO IO Series 2010-167 Class GI
02/20/38	1.690%	4,180,081	699,363
Total Residential Mortgage-Backed Securities—Agency (Cost: $52,148,005)			$52,559,914
Residential Mortgage-Backed Securities— Non-Agency 1.7%
BCAP LLC Trust(b)(i)(j) CMO Series 2010-RR7 Class 17A7
03/26/36	5.057%	$780,000	$617,585
BCAP LLC Trust(b)(j) CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,145,000	1,128,088
Castle Peak Loan Trust CMO Series 2010-NPL1 Class A(b)(j)
12/25/50	7.750%	1,649,995	1,649,995
Citigroup Mortgage Loan Trust, Inc.(b)(i)(j) CMO Series 2009-3 Class 4A3
10/25/33	2.624%	2,635,000	2,073,877
CMO Series 2009-4 Class 9A2
03/25/36	4.743%	1,365,000	1,112,314
CMO Series 2010-6 Class 2A2
09/25/35	2.794%	515,000	395,134
CMO Series 2010-6 Class 3A2
07/25/36	3.149%	2,215,000	2,085,353
Credit Suisse Mortgage Capital Certificates(b)(i)(j) CMO Series 2010-17R Class 1A2
06/26/36	2.611%	1,250,000	885,333
Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,573,742
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(j)
04/25/33	5.500%	2,060,701	2,085,231

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities— Non-Agency (continued)
JP Morgan Reremic CMO Series 2010-5 Class 1A6(b)(i)(j)
04/26/37	4.500%	$615,000	$548,888
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(i)(j)
06/27/32	4.000%	1,781,300	1,798,187
Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $18,168,274)			$17,953,727
Commercial Mortgage-Backed Securities— Non-Agency 2.7%
Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4(i)(j)
01/12/45	5.471%	$3,440,000	$3,746,913
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(i)(j)
06/15/38	6.014%	2,000,000	2,197,827
DBUBS Mortgage Trust Series 2011-LC2A Class A1(b)(j)
01/10/21	3.527%	2,000,000	2,003,008
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(j)
07/10/39	4.751%	675,000	719,513
Greenwich Capital Commercial Funding Corp.(i)(j) Series 2004-GG1 Class A7
06/10/36	5.317%	1,936,000	2,080,103
Greenwich Capital Commercial Funding Corp.(j) Series 2007-GG9 Class A4
03/10/39	5.444%	2,350,000	2,520,836
Morgan Stanley Capital I(i)(j) Series 2005-IQ10 Class A4A
09/15/42	5.230%	500,000	542,295
Morgan Stanley Capital I(j) Series 2005-HQ5 Class A4
01/14/42	5.168%	2,635,000	2,838,775
Series 2005-HQ6 Class A4A
08/13/42	4.989%	175,000	189,385
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(i)(j)
08/15/45	5.992%	7,050,000	7,715,172
Wachovia Bank Commercial Mortgage Trust(i)(j) Series 2005-C20 Class A7
07/15/42	5.118%	1,800,000	1,954,657
Series 2005-C21 Class A4
10/15/44	5.380%	175,000	190,822
Series 2006-C27 Class A3
07/15/45	5.765%	1,875,000	2,054,533
Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $27,670,521)			$28,753,839

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Asset-Backed Securities—Non-Agency —%
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5(FGIC)(i)
09/25/34	4.865%		$285,045	$216,298
Total Asset-Backed Securities—Non-Agency (Cost: $285,045)				$216,298
Inflation-Indexed Bonds 2.5%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%		$7,299,306	$7,745,211
01/15/21	1.125%		5,139,550	5,337,441
U.S. Treasury Inflation-Indexed Bond(c)
02/15/41	2.125%		12,244,471	13,306,272
Total Inflation-Indexed Bonds (Cost: $25,798,542)				$26,388,924
U.S. Treasury Obligations 5.2%
U.S. Treasury
04/15/13	1.750%		$12,950,000	$13,254,584
02/15/20	3.625%		11,700,000	12,377,324
08/15/40	3.875%		200,000	183,125
U.S. Treasury(c)
05/31/16	1.750%		25,589,000	25,628,919
05/15/21	3.125%		210,000	209,410
02/15/41	4.750%		3,132,000	3,329,219
Total U.S. Treasury Obligations (Cost: $54,594,258)				$54,982,581
Foreign Government Obligations(a) 25.7%
ARGENTINA 0.8%
Argentina Bonos(d) Senior Unsecured
09/12/13	7.000%		$385,000	$398,084
10/03/15	7.000%		1,595,000	1,574,265
04/17/17	7.000%		660,000	606,210
Argentina Republic Government International Bond Senior Unsecured(d)(i)
12/15/35	0.000%		5,000,000	880,000
Argentine Republic Government International Bond Senior Unsecured(d)
12/31/33	8.280%		2,206,441	1,947,184
Provincia de Buenos Aires(b)(d) Senior Unsecured
10/05/15	11.750%		730,000	762,582
01/26/21	10.875%		1,110,000	1,045,231
Provincia de Cordoba Senior Unsecured(b)(d)
08/17/17	12.375%		1,380,000	1,442,100
Total				8,655,656
AUSTRALIA 0.8%
Treasury Corp. of Victoria(d) Local Government Guaranteed
11/15/16	5.750%	AUD	5,855,000	6,404,123
06/15/20	6.000%	AUD	2,315,000	2,535,444
Total				8,939,567

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations(a) (continued)
BRAZIL 1.4%
Banco Nacional de Desenvolvimento Economico e Social(b)(d)
07/12/20	5.500%		$150,000	$158,813
Brazilian Government International Bond(b)(d) Senior Unsecured
09/24/12	8.500%	EUR	50,000	77,808
Brazilian Government International Bond(d)
01/20/34	8.250%		4,835,000	6,648,125
Senior Unsecured
02/03/15	7.375%	EUR	60,000	98,755
01/05/22	12.500%	BRL	4,550,000	3,637,026
Petrobras International Finance Co.(d)
03/15/19	7.875%		3,135,000	3,796,215
Total				14,416,742
BULGARIA —%
Bulgaria Government International Bond Senior Unsecured(b)(d)
01/15/15	8.250%		330,000	385,770
CANADA 1.2%
Canadian Government Bond(d)
06/01/18	4.250%	CAD	5,090,000	5,790,868
06/01/19	3.750%	CAD	6,600,000	7,264,140
06/01/23	8.000%	CAD	85,000	129,752
Total				13,184,760
CHILE 0.2%
Corp. Nacional del Cobre de Chile Senior Unsecured(b)(d)
01/15/19	7.500%		1,380,000	1,660,533
CHINA 0.1%
China Government International Bond Senior Unsecured(d)
10/29/13	4.750%		695,000	751,210
COLOMBIA 0.8%
Colombia Government International Bond Senior Unsecured(d)
05/21/24	8.125%		2,085,000	2,751,157
Ecopetrol SA Senior Unsecured(d)
07/23/19	7.625%		1,900,000	2,275,250
Empresas Publicas de Medellin ESP Senior Unsecured(b)(d)
02/01/21	8.375%	COP	5,280,000,000	3,115,469
Total				8,141,876
CROATIA 0.1%
Croatia Government International Bond(b)(d) Senior Unsecured
07/14/20	6.625%		605,000	640,574
03/24/21	6.375%		500,000	520,000
Total				1,160,574
DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond(b)(d) Senior Unsecured
05/06/21	7.500%		775,000	806,000
04/20/27	8.625%		2,000,000	2,180,000
Total				2,986,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations(a) (continued)
EL SALVADOR 0.1%
El Salvador Government International Bond(b)(d)
02/01/41	7.625%		$600,000	$610,500
FINLAND 0.2%
Finland Government Bond Senior Unsecured(d)
07/04/15	4.250%	EUR	1,160,000	1,802,399
FRANCE 1.1%
France Government Bond OAT(d)
04/25/13	4.000%	EUR	2,360,000	3,562,327
04/25/19	4.250%	EUR	4,080,000	6,344,559
04/25/29	5.500%	EUR	1,160,000	1,992,064
Total				11,898,950
GERMANY 1.2%
Bundesrepublik Deutschland(d)
06/20/16	6.000%	EUR	245,000	414,726
07/04/17	4.250%	EUR	4,260,000	6,772,544
01/04/19	3.750%	EUR	3,755,000	5,814,831
Total				13,002,101
HONG KONG 0.1%
Mega Advance Investments Ltd.(b)(d)
05/12/21	5.000%		500,000	492,410
HUNGARY 0.1%
Hungary Government International Bond(d) Senior Unsecured
02/03/15	4.750%		80,000	82,200
03/29/21	6.375%		600,000	630,000
03/29/41	7.625%		500,000	539,375
Total				1,251,575
INDONESIA 2.1%
Indonesia Government International Bond(b)(d) Senior Unsecured
05/04/14	10.375%		310,000	378,975
04/20/15	7.250%		4,155,000	4,835,174
03/13/20	5.875%		5,630,000	6,207,075
Indonesia Treasury Bond(d) Senior Unsecured
09/15/19	11.500%	IDR	8,500,000,000	1,233,093
07/15/22	10.250%	IDR	10,680,000,000	1,456,353
09/15/24	10.000%	IDR	9,000,000,000	1,199,058
09/15/25	11.000%	IDR	38,040,000,000	5,430,686
Majapahit Holding BV(b)(d)
08/07/19	8.000%		1,000,000	1,182,500
06/29/37	7.875%		540,000	619,650
Total				22,542,564
IRELAND 0.1%
Ireland Government Bond Senior Unsubordinated Notes(d)
10/18/18	4.500%	EUR	990,000	924,988
ITALY 1.0%
Italy Buoni Poliennali Del Tesoro(d)
06/15/15	3.000%	EUR	820,000	1,151,012
08/01/18	4.500%	EUR	5,840,000	8,504,528
Senior Unsecured
08/01/17	5.250%	EUR	450,000	687,871
Total				10,343,411

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations(a) (continued)
JAPAN 0.1%
Japan Government 10-Year Bond(d) Senior Unsecured
09/20/18	1.500%	JPY	80,000,000	$1,047,308
12/20/18	1.400%	JPY	15,000,000	195,264
Total				1,242,572
KAZAKHSTAN 0.5%
KazMunayGas National Co.(b)(d) Senior Unsecured
07/02/18	9.125%		2,775,000	3,399,375
04/09/21	6.375%		1,500,000	1,565,625
Total				4,965,000
LATVIA 0.1%
Republic of Latvia Senior Unsecured(b)(c)(d)
06/16/21	5.250%		1,250,000	1,228,840
LITHUANIA 0.1%
Lithuania Government International Bond(b)(d)
03/09/21	6.125%		600,000	636,925
Senior Unsecured
09/14/17	5.125%		700,000	719,752
Total				1,356,677
MALAYSIA 0.1%
Penerbangan Malaysia Bhd Government Guaranteed
03/15/16	5.625%		135,000	149,513
Penerbangan Malaysia Bhd(b)(d) Government Guaranteed
03/15/16	5.625%		470,000	522,141
Petronas Capital Ltd.(b)(d)
08/12/19	5.250%		75,000	80,781
08/12/19	5.250%		600,000	644,639
Total				1,397,074
MEXICO 2.4%
Mexican Bonos(d)
12/20/12	9.000%	MXN	2,300,000	2,073,913
12/15/16	7.250%	MXN	500,000	445,291
12/13/18	8.500%	MXN	3,663,500	3,462,367
Mexico Government International Bond(d) Senior Unsecured
09/15/16	11.375%		145,000	206,407
01/15/20	5.125%		4,670,000	5,043,600
01/11/40	6.050%		3,530,000	3,755,920
Pemex Finance Ltd.(d) Senior Unsecured
11/15/18	9.150%		310,000	354,306
Senior Unsecured (MBIA)
08/15/17	10.610%		215,000	262,728
Pemex Project Funding Master Trust(b)(d)
06/02/41	6.500%		1,000,000	1,014,647
Pemex Project Funding Master Trust(d)
03/01/18	5.750%		5,420,000	5,943,063
01/21/21	5.500%		3,000,000	3,145,500
Total				25,707,742

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations(a) (continued)
NEW ZEALAND 0.2%
New Zealand Government Bond Senior Unsecured(d)
05/15/21	6.000%	NZD	2,725,000	$2,410,009
NORWAY 0.9%
Norway Government Bond(d)
05/19/17	4.250%	NOK	48,410,000	9,573,653
PANAMA 0.2%
Panama Government International Bond Senior Unsecured(d)
01/26/36	6.700%		1,540,000	1,817,200
PERU 0.4%
Peruvian Government International Bond(b)(d) Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	601,047
Peruvian Government International Bond(d) Senior Unsecured
05/03/16	8.375%		1,710,000	2,107,575
07/21/25	7.350%		1,210,000	1,478,015
11/21/33	8.750%		205,000	279,518
Total				4,466,155
PHILIPPINES 1.0%
Philippine Government International Bond(d) Senior Unsecured
03/17/15	8.875%		100,000	124,120
01/20/20	6.500%		4,400,000	5,109,500
01/15/21	4.000%		390,000	383,175
03/30/26	5.500%		1,675,000	1,718,969
01/14/36	6.250%	PHP	46,000,000	1,034,960
Power Sector Assets & Liabilities Management Corp.(b)(c)(d) Government Guaranteed
12/02/24	7.390%		610,000	717,349
Power Sector Assets & Liabilities Management Corp.(b)(d) Government Guaranteed
05/27/19	7.250%		1,470,000	1,738,275
Total				10,826,348
POLAND 0.7%
Poland Government Bond(d)
10/24/15	6.250%	PLN	14,640,000	5,543,456
10/25/19	5.500%	PLN	4,280,000	1,537,200
Poland Government International Bond Senior Unsecured(d)
07/15/19	6.375%		200,000	228,500
Total				7,309,156
QATAR 0.1%
Nakilat, Inc. Senior Secured(b)(d)
12/31/33	6.067%		180,000	185,400
Qatari Diar Finance QSC Government Guaranteed(b)(c)(d)
07/21/20	5.000%		1,000,000	1,025,000
Total				1,210,400

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations(a) (continued)
RUSSIAN FEDERATION 2.0%
Gazprom OAO Via Gaz Capital SA(b)(c)(d) Senior Unsecured
03/07/22	6.510%		$1,460,000	$1,547,600
Gazprom OAO Via Gaz Capital SA(b)(d) Senior Unsecured
04/11/18	8.146%		3,115,000	3,664,019
Russian Foreign Bond—Eurobond(b)(d) Senior Unsecured
04/29/15	3.625%		2,450,000	2,517,375
03/10/18	7.850%	RUB	40,000,000	1,502,126
Russian Foreign Bond—Eurobond(b)(d)(i)
03/31/30	7.500%		7,694,175	9,079,126
Senior Unsecured
03/31/30	7.500%		817,425	963,540
Vnesheconombank Via VEB Finance Ltd. Bank Guaranteed(b)(d)
11/22/25	6.800%		1,840,000	1,846,828
Total				21,120,614
SENEGAL 0.1%
Senegal Government International Bond Senior Unsecured(b)(c)(d)
05/13/21	8.750%		500,000	514,350
SOUTH AFRICA 0.4%
South Africa Government Bond(d)
09/15/17	8.250%	ZAR	17,655,000	2,621,696
South Africa Government International Bond(d) Senior Unsecured
03/09/20	5.500%		1,180,000	1,289,150
03/08/41	6.250%		400,000	431,600
Total				4,342,446
SUPRA-NATIONAL —%
European Investment Bank Senior Unsecured(d)
12/07/11	5.500%	GBP	210,000	344,236
SWEDEN 0.9%
Sweden Government Bond(d)
08/12/17	3.750%	SEK	49,765,000	8,297,314
12/01/20	5.000%	SEK	7,000,000	1,294,234
Total				9,591,548
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)(d)
08/14/19	9.750%		1,290,000	1,550,903
TURKEY 1.2%
Turkey Government International Bond(d)
01/14/41	6.000%		1,700,000	1,657,500
Senior Unsecured
09/26/16	7.000%		3,635,000	4,171,162
03/30/21	5.625%		3,050,000	3,187,250
02/05/25	7.375%		3,540,000	4,196,670
Total				13,212,582

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations(a) (continued)
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b)(d)(e)
07/11/16	9.375%		$600,000	$600,000
Ukraine Government International Bond Senior Unsecured(b)(c)(d)
02/23/21	7.950%		440,000	456,639
Total				1,056,639
UNITED KINGDOM 0.9%
United Kingdom Gilt(d)
03/07/18	5.000%	GBP	3,070,000	5,626,221
03/07/25	5.000%	GBP	1,950,000	3,490,942
Total				9,117,163
URUGUAY 0.2%
Uruguay Government International Bond PIK(d)
01/15/33	7.875%		1,935,000	2,442,938
VENEZUELA 1.3%
Petroleos de Venezuela SA(b)(d)
11/02/17	8.500%		7,035,000	5,216,452
Petroleos de Venezuela SA(d)
04/12/17	5.250%		4,660,000	2,924,150
Venezuela Government International Bond(b)(c)(d) Senior Unsecured
08/23/22	12.750%		1,510,000	1,351,450
Venezuela Government International Bond(b)(d) Senior Unsecured
05/07/23	9.000%		6,436,000	4,650,010
Total				14,142,062
Total Foreign Government Obligations (Cost: $253,058,569)				$274,097,893
Issue Description	Coupon Rate	Principal Amount		Value
Municipal Bonds 0.5%
Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(f)(l)
10/01/11	13.000%		$350,000	$202,825
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%		30,000	30,133
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2011C
11/01/39	5.000%		1,505,000	1,553,642
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%		650,000	747,305

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State of Illinois Unlimited General Obligation Taxable Bonds Series 2011
03/01/19	5.877%	$2,605,000	$2,683,280
Total Municipal Bonds (Cost: $5,127,163)			$5,217,185
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 4.5%
Aerospace & Defense —%
Huntington Ingalls Industries, Inc. Term Loan(i)(m)
03/30/16	2.743%	$100,000	$99,750
TASC, Inc. Tranche B Term Loan(i)(m)
12/18/15	4.500%	74,867	74,742
TransDigm, Inc. 1st Lien Term Loan(i)(m)
02/14/17	4.000%	223,875	224,240
Total			398,732
Airlines 0.1%
Delta Air Lines, Inc. Term Loan(i)(m)
04/20/17	5.500%	300,000	296,814
U.S. Airways Group, Inc. Term Loan(i)(m)
03/21/14	2.686%	493,056	445,949
United Air Lines, Inc. Tranche B Term Loan(i)(m)
02/01/14	2.188%	272,999	259,486
Total			1,002,249
Automotive 0.1%
Allison Transmission, Inc. Term Loan(i)(m)
08/07/14	2.940%	315,923	309,324
Chrysler Group LLC Tranche B Term Loan(i)(m)
05/24/17	6.000%	200,000	195,312
Ford Motor Co. Tranche B1 Term Loan(i)(m)
12/15/13	2.940%	184,565	184,343
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(i)(m)
04/30/14	1.940%	450,000	433,409
UCI International, Inc. Term Loan(i)(m)
07/26/17	5.500%	223,875	225,135
Total			1,347,523
Building Materials 0.1%
Armstrong World Industries, Inc. Tranche B1 Term Loan(i)(m)
03/10/18	4.000%	150,000	149,925

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Building Materials (cont.)
CPG International I, Inc. Term Loan(i)(m)
02/18/17	6.000%	$348,250	$347,815
Goodman Global, Inc. 1st Lien Term Loan(i)(m)
10/28/16	5.750%	373,125	373,643
Potters Holdings II LP(i)(m) 1st Lien Tranche B Term Loan
05/06/17	6.000%	275,000	275,000
2nd Lien Tranche B Term Loan
11/06/17	10.250%	75,000	76,125
Total			1,222,508
Chemicals 0.3%
Celanese U.S. Holdings LLC Term Loan(i)(m)
04/02/14	1.690%	425,000	421,812
ISP Chemco LLC Term Loan(i)(m)
06/04/14	1.688%	149,611	148,930
Momentive Specialty Chemicals, Inc. Tranche C4A Term Loan(i)(m)
05/05/13	2.563%	393,789	391,084
Omnova Solutions, Inc. Term Loan(i)(m)
05/31/17	5.750%	349,123	349,123
PQ Corp. 1st Lien Term Loan(i)(m)
07/30/14	3.511%	270,459	261,591
Rockwood Specialties Group, Inc. Term Loan(i)(m)
02/10/18	3.750%	200,000	200,750
Solutia, Inc. Tranche 1 Term Loan(i)(m)
08/01/17	3.500%	320,938	321,220
Styron SARL Term Loan(d)(i)(m)
06/17/16	6.000%	249,375	248,971
Univar, Inc. Tranche B Term Loan(i)(m)
06/30/17	5.000%	523,688	522,321
Total			2,865,802
Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan(i)(m)
04/18/18	5.750%	325,000	324,525
NACCO Materials Handling Group, Inc. Term Loan(i)(m)
03/21/13	2.059%	165,346	162,453
Total			486,978
Consumer Cyclical Services 0.1%
Instant Web, Inc.(i)(m) Delayed Draw Term Loan
08/07/14	3.561%	14,123	12,817
Term Loan
08/07/14	3.561%	135,489	122,956

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Consumer Cyclical Services (cont.)
KAR Auction Services, Inc. Term Loan(i)(m)
05/19/17	5.000%	$75,000	$75,469
Live Nation Entertainment, Inc. Tranche B Term Loan(i)(m)
11/06/16	4.500%	223,869	223,589
Sabre, Inc. Term Loan(i)(m)
09/30/14	2.210%	318,780	286,150
ServiceMaster Co. (The)(i)(m) Delayed Draw Term Loan
07/24/14	2.690%	31,534	30,622
Term Loan
07/24/14	2.705%	316,653	307,492
Total			1,059,095
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan(i)(m)
10/09/16	5.000%	99,498	99,267
Amscan Holdings, Inc. Term Loan(i)(m)
12/02/17	6.750%	496,685	497,515
Jarden Corp. Tranche B Term Loan(i)(m)
03/31/18	3.246%	125,000	125,170
NBTY, Inc. Tranche B1 Term Loan(i)(m)
10/01/17	4.250%	498,750	498,750
Visant Corp. Tranche B Term Loan(i)(m)
12/22/16	5.250%	498,373	495,168
Total			1,715,870
Diversified Manufacturing 0.1%
Acosta, Inc. Tranche B Term Loan(i)(m)
03/01/18	4.750%	325,000	324,899
Generac Acquisition Corp. 1st Lien Term Loan(i)(m)
11/10/13	2.736%	300,000	296,412
IMG Worldwide, Inc. Tranche B Term Loan(i)(m)
06/16/16	5.500%	300,000	298,875
Tomkins LLC/Inc. Tranche B1 Term Loan(d)(i)(m)
09/29/16	4.250%	497,500	497,217
Total			1,417,403
Electric 0.2%
Calpine Corp.(i)(m) Term Loan
04/01/18	4.500%	74,006	73,181
Tranche B2 Term Loan
04/01/18	4.500%	150,000	148,327
Covanta Energy Corp.(i)(m) Letter of Credit
02/10/14	1.646%	33,840	33,429
Term Loan
02/10/14	1.813%	65,988	65,187

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Electric (cont.)
Dynegy Holdings, Inc.(i)(m) Letter of Credit
03/27/13	4.030%	$324,171	$316,595
Tranche B Term Loan
03/27/13	4.030%	25,695	25,095
FirstLight Power Resources, Inc. 2nd Lien Term Loan(i)(m)(n)
TBD	TBD	375,000	346,875
NRG Energy, Inc.(i)(m) Credit Linked Deposit
02/01/13	2.053%	138,401	138,040
Term Loan
07/01/18	0.000%	150,448	150,055
NRG Energy, Inc.(i)(m)(n) Term Loan
TBD	TBD	300,000	300,042
TPF Generation Holdings LLC(i)(m) 1st Lien Synthetic Letter of Credit
12/15/13	0.146%	145,529	143,865
1st Lien Term Loan
12/15/13	2.246%	261,401	258,413
Synthetic Revolving Term Loan
12/15/11	2.246%	45,620	45,099
Texas Competitive Electric Holdings Co. LLC Term Loan(i)(m)
10/10/14	3.690%	624,903	528,043
Total			2,572,246
Entertainment 0.1%
AMC Entertainment, Inc. Tranche B2 Term Loan(i)(m)
12/15/16	3.436%	323,289	320,124
Cedar Fair LP Tranche 1 Term Loan(i)(m)
12/15/17	4.000%	149,625	149,836
Regal Cinemas Corp. Term Loan(i)(m)
08/23/17	3.496%	149,250	149,001
Six Flags Theme Parks, Inc. Tranche B Term Loan(i)(m)
06/30/16	5.250%	150,000	150,516
Total			769,477
Environmental —%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(i)(m)
07/29/14	8.000%	437,647	438,741
Food and Beverage 0.3%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(i)(m)
12/17/17	5.250%	74,625	74,550
Aramark Corp.(i)(m) 2nd Letter of Credit
07/26/16	0.035%	20,055	19,957
Tranche B Term Loan
07/26/16	3.496%	304,945	303,454

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Food and Beverage (cont.)
Dean Foods Co. Tranche B Term Loan(i)(m)
04/02/16	3.500%	$522,362	$507,182
Del Monte Foods Co. Term Loan(i)(m)
03/08/18	4.500%	150,000	149,492
Dole Food Co., Inc. Tranche B1 Term Loan(i)(m)
03/02/17	5.199%	126,236	126,183
Earthbound Holdings III LLC Term Loan(i)(m)
12/21/16	5.500%	398,000	399,492
JBS U.S.A. LLC Term Loan(i)(m)
05/25/18	4.250%	100,000	99,813
Pierre Foods, Inc. 1st Lien Term Loan(i)(m)
09/30/16	7.000%	347,686	350,836
Solvest Ltd. Tranche C1 Term Loan(d)(i)(m)
03/02/17	5.361%	313,715	313,583
U.S. Foodservice, Inc. Term Loan(i)(m)
07/03/14	2.690%	348,186	325,662
WM. Bolthouse Farms, Inc. 1st Lien Term Loan(i)(m)
02/11/16	5.502%	321,716	321,616
Windsor Quality Food Co., Ltd. Tranche B Term Loan(i)(m)
02/16/17	5.000%	387,800	387,478
Total			3,379,298
Gaming 0.2%
Ameristar Casinos, Inc. Tranche B Term Loan(i)(m)
09/16/11	4.000%	124,688	124,999
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan(i)(m)
01/28/15	3.247%	400,000	360,092
Caesars Octavius LLC Tranche B Term Loan(i)(m)
04/25/17	9.250%	325,000	327,519
Isle of Capri Casinos, Inc. Term Loan(i)(m)
11/01/13	4.750%	124,688	125,181
Las Vegas Sands LLC(i)(m) Tranche B Term Loan
05/23/14	1.690%	165,536	160,532
11/23/16	2.690%	155,069	150,631
Tranche I Delayed Draw Term Loan
05/23/14	1.690%	33,960	32,934
11/23/16	2.690%	19,491	18,933
Penn National Gaming, Inc. Tranche B Term Loan(i)(m)
10/03/12	1.976%	325,000	324,594
Twin River Worldwide Holdings, Inc. Term Loan(i)(m)
11/05/15	8.500%	144,444	144,355
Total			1,769,770

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Health Care 0.5%
Alere, Inc.(i)(m) 1st Lien Term Loan
06/30/17	0.000%	$349,093	$347,240
Alere, Inc.(i)(m)(n) Tranche B Term Loan
TBD	TBD	100,000	99,500
Community Health Systems, Inc.(i)(m) Delayed Draw Term Loan
07/25/14	2.504%	40,096	38,709
Term Loan
07/25/14	2.504%	780,975	753,969
ConvaTec, Inc. Term Loan(i)(m)
12/22/16	5.750%	323,375	322,499
DaVita, Inc. Tranche B Term Loan(i)(m)
10/20/18	4.500%	323,375	324,009
Emdeon Business Services LLC 2nd Lien Term Loan(i)(m)
05/16/14	5.190%	325,000	325,000
HCA, Inc. Tranche A1 Term Loan(i)(m)
11/16/12	1.496%	400,000	397,452
Health Management Associates, Inc. Tranche B Term Loan(i)(m)
02/28/14	1.996%	198,895	192,132
Iasis Healthcare LLC Tranche B Term Loan(i)(m)
05/03/18	5.000%	498,750	496,346
Inventiv Health, Inc. Tranche B Term Loan(i)(m)(n)
TBD	TBD	200,000	198,550
MedAssets, Inc. Term Loan(i)(m)
11/16/16	5.250%	311,392	311,781
Onex Carestream Finance LP Term Loan(i)(m)
02/25/17	5.000%	374,062	348,813
Quintiles Transnational Corp. Tranche B Term Loan(i)(m)
06/08/18	5.000%	475,000	471,884
Res-Care, Inc. Tranche B Term Loan(i)(m)
12/22/16	7.250%	99,750	99,750
Select Medical Corp. Tranche B Term Loan(i)(m)
06/01/18	5.500%	125,000	122,500
Total			4,850,134
Independent Energy —%
MEG Energy Corp. Term Loan(d)(i)(m)
11/23/17	4.000%	75,000	74,898
Integrated Energy —%
Gibson Energy ULC Term Loan(d)(i)(m)
06/15/18	5.750%	125,000	124,125

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Life Insurance —%
CNO Financial Group, Inc. Tranche B1 Term Loan(i)(m)
09/30/16	6.250%	$267,611	$268,029
Media Cable 0.2%
Bresnan Broadband Holdings LLC Tranche B Term Loan(i)(m)
12/14/17	4.500%	99,500	99,432
Cequel Communications LLC Term Loan(i)(m)
11/05/13	2.190%	323,312	320,299
Charter Communications Operating LLC Tranche B1 Term Loan(i)(m)
03/06/14	2.190%	24,392	24,313
MCC Iowa LLC Tranche F Term Loan(i)(m)
10/23/17	4.500%	324,183	321,276
Mediacom Illinois LLC Tranche E Term Loan(i)(m)
10/23/17	4.500%	498,744	494,754
San Juan Cable LLC(i)(m) 2nd Lien Term Loan
06/09/18	10.000%	100,000	100,250
Tranche B 1st Lien Term Loan
06/09/17	6.000%	75,000	74,672
TWCC Holding Corp. Term Loan(i)(m)
02/11/17	4.250%	124,687	124,982
WideOpenWest Finance LLC 1st Lien Term Loan(i)(m)
06/30/14	2.686%	248,405	240,331
Total			1,800,309
Media Non-Cable 0.4%
AMC Networks, Inc. Tranche B Term Loan(i)(m)(n)
TBD	TBD	100,000	99,875
CMP Susquehanna Corp. Term Loan(i)(m)
05/05/13	2.188%	483,643	478,719
Citadel Broadcasting Corp. Term Loan(i)(m)
12/30/16	4.250%	275,000	274,653
Clear Channel Communications, Inc. Tranche B Term Loan(i)(m)
01/29/16	3.836%	489,208	414,237
Encompass Digital Media Tranche B Term Loan(i)(m)
02/28/16	7.750%	249,375	249,375
Getty Images, Inc. Term Loan(i)(m)
11/07/16	5.250%	74,437	74,754
Gray Television, Inc. Tranche B Term Loan(i)(m)
12/31/14	3.700%	498,711	488,323
Hubbard Radio LLC lst Lien Term Loan(i)(m)
04/29/17	5.250%	150,000	150,797

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Media Non-Cable (cont.)
NextMedia Operating, Inc. Term Loan(i)(m)
05/27/16	8.250%	$498,109	$498,109
Postmedia Network, Inc. Tranche C Term Loan(d)(i)(m)
07/13/16	6.250%	143,104	143,909
Quad/Graphics, Inc. Term Loan(i)(m)
07/02/16	5.500%	349,121	349,732
Radio One, Inc. Term Loan(i)(m)
03/31/16	7.500%	399,000	402,244
Spanish Broadcasting System, Inc. 1st Lien Term Loan(i)(m)
06/11/12	2.000%	374,003	356,862
Univision Communications, Inc. 1st Lien Term Loan(i)(m)
03/31/17	4.436%	594,726	563,717
Total			4,545,306
Non-Captive Diversified —%
CIT Group, Inc. Tranche 3 Term Loan(i)(m)
08/11/15	6.250%	275,000	276,326
iStar Financial, Inc. Tranche A2 Term Loan(i)(m)
06/30/14	7.000%	100,000	99,542
Total			375,868
Other Financial Institutions 0.1%
Fifth Third Processing Solutions LLC Tranche B1 1st Lien Term Loan(i)(m)
11/03/16	4.500%	325,000	324,246
Harland Clarke Holdings Corp. Tranche B Term Loan(i)(m)
06/30/14	2.725%	298,446	265,617
Springleaf Financial Funding Co. Term Loan(i)(m)
05/10/17	5.500%	125,000	122,375
Total			712,238
Other Industry —%
Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan(i)(m)
07/19/13	2.769%	50,000	49,500
Packaging 0.1%
BWAY Holding Co. Tranche B Term Loan(i)(m)
02/22/18	4.500%	137,424	137,201
Berry Plastics Holding Corp. Tranche C Term Loan(i)(m)
04/03/15	2.261%	173,640	163,463
Graham Packaging Co. LP Tranche C Term Loan(i)(m)
04/05/14	6.750%	312,203	312,772
ICL Industrial Containers ULC Tranche C Term Loan(d)(i)(m)
02/23/18	4.500%	12,201	12,181

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Packaging (cont.)
Reynolds Group Holdings, Inc. Term Loan(i)(m)
05/04/16	4.250%	$274,313	$272,439
Total			898,056
Paper —%
Georgia-Pacific LLC Tranche B Term Loan(i)(m)
12/23/12	2.250%	323,289	322,824
Rock-Tenn Co. Tranche B Term Loan(i)(m)(n)
TBD	TBD	150,000	150,282
Total			473,106
Pharmaceuticals —%
Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan(i)(m)
06/18/18	4.000%	125,000	125,313
Property & Casualty 0.1%
Asurion LLC 2nd Lien Term Loan(i)(m)
05/24/19	9.000%	500,000	501,000
REITs —%
CB Richard Ellis Services, Inc. Tranche C Term Loan(i)(m)(n)
TBD	TBD	100,000	98,600
Retailers 0.5%
Bass Pro Group LLC Term Loan(i)(m)
06/13/17	5.250%	325,000	322,156
Claire's Stores, Inc. Tranche B Term Loan(i)(m)
05/29/14	3.000%	523,209	479,307
Dollar General Corp. Tranche B1 Term Loan(i)(m)
07/06/14	2.969%	325,000	324,954
General Nutrition Centers, Inc. Tranche B Term Loan(i)(m)
03/02/18	4.250%	650,000	647,562
J. Crew Group, Inc. Term Loan(i)(m)
03/07/18	4.750%	500,000	478,195
Jo-Ann Stores, Inc. Term Loan(i)(m)
03/18/18	4.750%	425,000	417,830
Michaels Stores, Inc.(i)(m) Tranche B1 Term Loan
10/31/13	2.537%	443,052	434,847
Tranche B2 Term Loan
07/31/16	4.787%	70,000	69,523
Neiman Marcus Group, Inc. (The) Term Loan(i)(m)
05/16/18	4.750%	500,000	492,725
Orchard Supply Hardware LLC Term Loan(i)(m)
12/21/13	4.938%	498,559	410,065

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Retailers (cont.)
Pep Boys-Manny, Moe & Jack (The) Term Loan(i)(m)
10/27/13	2.250%	$199,276	$198,861
PetCo Animal Supplies, Inc. Term Loan(i)(m)
11/24/17	4.500%	495,000	493,198
Rite Aid Corp. Tranche 2 Term Loan(i)(m)(n)
TBD	TBD	485,958	463,405
Toys 'R' Us-Delaware, Inc. Term Loan(i)(m)
09/01/16	6.000%	344,133	343,748
Total			5,576,376
Supermarkets 0.1%
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan(i)(m)(o)
06/14/12	8.750%	275,000	277,321
Supervalu, Inc. Tranche B2 Term Loan(i)(m)
10/05/15	3.436%	397,995	391,591
Total			668,912
Technology 0.4%
Aeroflex, Inc. Tranche B Term Loan(i)(m)
05/09/18	4.250%	125,000	124,563
CPI International Acquistion, Inc. Tranche B Term Loan(i)(m)
02/13/17	5.000%	995,000	987,537
CommScope, Inc. Term Loan(i)(m)
01/14/18	5.000%	100,000	100,563
Dealer Computer Services, Inc.(i)(m) Tranche A Term Loan
04/21/16	2.686%	23,333	23,152
Tranche B Term Loan
04/21/18	3.750%	75,000	74,794
Edwards (Cayman Islands II) Ltd.(d)(i)(m) 1st Lien Term Loan
05/31/16	5.500%	124,687	124,287
05/31/16	5.500%	199,499	198,858
Fidelity National Information Services, Inc. Tranche B Term Loan(i)(m)
07/18/16	5.250%	199,499	200,097
First Data Corp. Tranche B1 Term Loan(i)(m)
09/24/14	2.936%	422,367	390,850
Freescale Semiconductor, Inc. Term Loan(d)(i)(m)
12/01/16	4.436%	298,057	296,009
Infor Enterprise Solutions Holdings, Inc.(i)(m) 1st Lien Delayed Draw Term Loan
07/25/15	5.940%	112,439	109,066
1st Lien Term Loan
07/25/15	5.940%	211,713	205,361
Interactive Data Corp. Tranche B Term Loan(i)(m)
02/11/18	4.750%	199,500	199,376

Borrower	Weighted* Average Coupon	Principal Amount	Value
Senior Loans (continued)
Technology (cont.)
Kasima LLC Term Loan(i)(m)
03/31/17	5.000%	$150,000	$150,188
NDS Finance Ltd. Tranche B Term Loan(i)(m)
03/12/18	4.000%	74,812	74,438
Novell, Inc. 1st Lien Term Loan(i)(m)
04/27/17	6.500%	75,000	74,977
Rovi Solutions Corp./Guides, Inc.(i)(m) Tranche A Term Loan
02/07/16	2.750%	50,000	49,875
Tranche B Term Loan
02/07/18	4.000%	50,000	50,157
Sensata Technology BV/Finance Co. LLC Term Loan(i)(m)
05/12/18	4.000%	175,000	174,650
SunGard Data Systems, Inc. Tranche B Term Loan(i)(m)
02/28/16	3.867%	268,950	267,603
Syniverse Holdings, Inc. Term Loan(i)(m)
12/21/17	5.250%	74,813	75,124
Trans Union LLC Term Loan(i)(m)
02/10/18	4.750%	100,000	99,844
Verint Systems, Inc. Term Loan(i)(m)
10/29/17	4.500%	100,000	99,667
Total			4,151,036
Textile —%
Springs Window Fashions LLC Tranche B Term Loan(i)(m)
05/31/17	6.000%	125,000	123,163
Transportation Services 0.1%
Hertz Corp. (The)(i)(m) Letter of Credit
09/30/11	3.750%	250,000	244,062
Tranche B Term Loan
07/18/11	3.750%	300,000	298,296
Total			542,358
Wireless 0.1%
MetroPCS Wireless, Inc. Tranche B3 Term Loan(i)(m)
03/17/18	3.938%	349,687	349,796
Ntelos, Inc. Tranche B Term Loan(i)(m)
08/07/15	4.000%	251,053	250,299
Total			600,095
Wirelines —%
Windstream Corp. Tranche B2 Term Loan(i)(m)
12/17/15	3.011%	422,848	422,780
Total Senior Loans (Cost: $47,747,430)			$47,426,894

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer		Shares	Value
Common Stocks —%
CONSUMER DISCRETIONARY —%
Hotels, Restaurants & Leisure —%
Six Flags Entertainment Corp.		3,760	$140,810
TOTAL CONSUMER DISCRECTIONARY			140,810
FINANCIALS —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp.(g)(h)		2,000	—
TOTAL FINANCIALS			—
Total Common Stocks (Cost: $55,569)			$140,810
Preferred Stocks —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Radio Holdings Corp.(b)(f)(h)(i)(p)		2,891	$29
TOTAL INFORMATION TECHNOLOGY			29
Total Preferred Stocks (Cost: $29)			$29
Warrants —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp.(b)(f)(h)		3,304	$33
TOTAL INFORMATION TECHNOLOGY			33
Total Warrants (Cost: $33)			$33
Money Market Fund 1.4%
Columbia Short-Term Cash Fund, 0.166%(q)(r)		15,338,799	$15,338,799
Total Money Market Fund (Cost: $15,338,799)			$15,338,799
Issuer	Yield	Par/ Effective Shares	Principal/ Value
Investments of Cash Collateral Received for Securities on Loan 7.5%
Asset-Backed Commercial Paper 0.5%
Antalis US Funding Corp.
08/09/11	0.230%	$2,998,850	$2,998,850
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	1,997,760	1,997,760
Total			4,996,610

Issuer	Yield	Par/ Effective Shares	Principal/ Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 3.2%
Barclays Bank PLC
09/13/11	0.310%	$4,000,000	$4,000,000
Commerzbank AG
07/20/11	0.220%	3,000,000	3,000,000
DZ Bank AG
07/12/11	0.200%	4,000,000	4,000,000
Den Danske Bank
07/13/11	0.210%	3,998,577	3,998,577
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	2,500,000	2,500,000
KBC Bank NV
07/05/11	0.300%	4,000,000	4,000,000
Lloyds Bank PLC
10/03/11	0.260%	2,500,000	2,500,000
Nationwide Building Society
08/23/11	0.250%	4,996,808	4,996,808
Societe Generale
09/23/11	0.411%	5,000,000	5,000,000
Total			33,995,385
Commercial Paper 0.5%
Suncorp Metway Ltd.
07/11/11	0.200%	4,999,111	4,999,111
Money Market Fund 1.4%
JPMorgan Prime Money Market Fund, 0.010%(q)		15,000,000	15,000,000
Other Short-Term Obligations 0.1%
Natixis Financial Products LLC
07/01/11	0.370%	1,500,000	1,500,000
Repurchase Agreements 1.8%
Citibank NA dated 06/30/11, matures 07/01/11, repurchase price $4,000,009(s)
	0.080%	4,000,000	4,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $15,841,374(s)
	0.080%	15,841,339	15,841,339
Total			19,841,339
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $80,332,445)			$80,332,445
Total Investments (Cost: $1,090,984,480)			$1,128,282,602
Other Assets & Liabilities, Net			(62,487,367)
Net Assets			$1,065,795,235

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Futures Contracts Outstanding at June 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	255	31,372,969	Sept. 2011	$—	$(197,839)
U.S. Treasury Note, 2-year	(78)	(17,108,813)	Oct. 2011	—	(3,573)
U.S. Treasury Note, 5-year	(245)	(29,202,851)	Oct. 2011	79,576	—
U.S. Treasury Note, 10-year	(1,080)	(132,114,380)	Sept. 2011	510,992	—
U.S. Treasury Ultra Bond, 30-year	133	16,791,250	Sept. 2011	—	(265,827)
Total				$590,568	$(467,239)

Credit Default Swap Contracts Outstanding at June 30, 2011
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	CDX	June 20, 2013	2.650%	$400,000	$8,050	$—	$(1,682)	$—	$(9,733)
	Emerging
	Markets
	Index
Total								$—	$(9,733)

Forward Foreign Currency Exchange Contracts Open at June 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	July 11, 2011	2,729,000 (NZD)	2,222,852 (USD)	$—	$(37,179)
State Street Bank & Trust Co.	July 22, 2011	1,816,000 (EUR)	2,567,424 (USD)	—	(64,761)
HSBC Securities (USA), Inc.	Aug. 3, 2011	11,069,000 (CHF)	13,280,861 (USD)	112,964	—
Goldman, Sachs & Co.	Aug. 3, 2011	3,737,000 (EUR)	5,324,870 (USD)	—	(89,823)
Barclays Bank PLC	Aug. 3, 2011	643,851,000 (JPY)	7,962,836 (USD)	—	(35,974)
J.P. Morgan Securities, Inc.	Aug. 3, 2011	5,294,407 (USD)	5,092,000 (AUD)	146,343	—
HSBC Securities (USA), Inc.	Aug. 3, 2011	13,287,306 (USD)	72,845,000 (NOK)	189,934	—
Barclays Bank PLC	Aug. 3, 2011	7,958,810 (USD)	9,909,000 (NZD)	234,227	—
J.P. Morgan Securities, Inc.	Aug. 4, 2011	15,081,000 (JPY)	185,780 (USD)	—	(1,578)
Total				$683,468	$(229,315)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments

*  Represents the weighted average of the coupon in effect as of June 30, 2011 of the Senior Loans.

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities, which are not illiquid, amounted to $299,135,851 or 28.07% of net assets.

(c)  At June 30, 2011, security was partially or fully on loan.

(d)  Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 33.02% of net assets.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $213,927, representing 0.02% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Cabazon Band Mission Indians Revenue Bonds Series 2004 13.000% 10/01/11	10/04/04	$350,000
CMP Susquehanna Corp. 3.417% 05/15/14	03/26/09	11,388
CMP Susquehanna Corp.	03/26/09	33
CMP Susquehanna Radio Holdings Corp.	03/26/09	29
Six Flags, Inc. 0.000% 06/01/14	05/07/10	—

(g)  Negligible market value.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $11,102, which represents less than 0.01% of net assets.

(i)  Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(j)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)  At June 30, 2011, investments in securities included securities valued at $1,462,389 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 0.02% of net assets at June 30, 2011.

(m)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)  Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(p)  Non-income producing.

(q)  The rate shown is the seven-day current annualized yield at June 30, 2011.

(r)  Investments in affiliates during the period ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$135,772,390	$(120,433,591)	$—	$15,338,799	$9,860	$15,338,799

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

(s)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae Pool	$2,965,174
Freddie Mac Gold Pool	1,114,826
Total Market Value of Collateral Securities	$4,080,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Freddie Mac Gold Pool	$16,158,237
Total Market Value of Collateral Securities	$16,158,237

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

IO  Interest Only

PIK  Payment-in-Kind

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

EUR  Euro

GBP  Pound Sterling

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

ZAR  South African Rand

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Media Non-Cable	$—	$30,941,342	$11,040	$30,952,382
All Other Industries		493,920,849	—	493,920,849
Residential Mortgage-Backed Securities—Agency	—	52,559,914	—	52,559,914
Residential Mortgage-Backed Securities—Non-Agency	—	13,285,834	4,667,893	17,953,727
Commercial Mortgage-Backed Securities—Non-Agency	—	28,753,839	—	28,753,839
Asset-Backed Securities—Non-Agency	—	216,298	—	216,298
Inflation-Indexed Bonds	—	26,388,924	—	26,388,924
U.S. Treasury Obligations	54,982,581	—	—	54,982,581
Foreign Government Obligations	—	274,097,893	—	274,097,893
Municipal Bonds	—	5,217,185	—	5,217,185
Total Bonds	54,982,581	925,382,078	4,678,933	985,043,592
Senior Loans	—
Building Materials	—	871,383	351,125	1,222,508
Chemicals	—	2,516,679	349,123	2,865,802
Health Care	—	4,750,384	99,750	4,850,134
Media Non-Cable	—	4,295,931	249,375	4,545,306
Technology	—	4,101,161	49,875	4,151,036
All Other Industries	—	29,792,108	—	29,792,108
Total Senior Loans	—	46,327,646	1,099,248	47,426,894
Equity Securities
Common Stocks
Consumer Discretionary	140,810	—	—	140,810
Preferred Stocks
Information Technology	—	—	29	29
Warrants
Information Technology	—	—	33	33
Total Equity Securities	140,810	—	62	140,872
Other
Affiliated Money Market Fund(c)	15,338,799	—	—	15,338,799
Investments of Cash Collateral Received for Securities on Loan	15,000,000	65,332,445	—	80,332,445
Total Other	30,338,799	65,332,445	—	95,671,244
Investments in Securities	85,462,190	1,037,042,169	5,778,243	1,128,282,602
Derivatives(d)
Assets
Futures Contracts	590,568	—	—	590,568
Forward Foreign Currency Exchange Contracts	—	683,468	—	683,468
Liabilities
Credit Default Swap Contracts	—	(9,733)	—	(9,733)
Futures Contracts	(467,239)	—	—	(467,239)
Forward Foreign Currency Exchange Contracts	—	(229,315)	—	(229,315)
Total	$85,585,519	$1,037,486,589	$5,778,243	$1,128,850,351

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Senior Loans	Residential Mortgage- Backed Securities— Non-Agency	Preferred Stocks	Warrants	Total
Balance as of December 31, 2010	$7,080	$—	$—	$29	$33	$7,142
Accrued discounts/premiums	30	364	3,231	—	—	3,625
Realized gain (loss)	—	(1)	742	—	—	741
Change in unrealized appreciation (depreciation)*	3,930	9,200	(94,179)	—	—	(81,049)
Sales	—	(875)	(593,481)	—	—	(594,356)
Purchases	1,491,466	992,560	5,351,580	—	—	7,835,606
Transfers into Level 3	—	98,000	—	—	—	98,000
Transfers out of Level 3	(1,491,466)	—	—	—	—	(1,491,466)
Balance as of June 30, 2011	$11,040	$1,099,248	$4,667,893	$29	$33	$5,778,243

*  Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(81,049), which is comprised of Corporate Bonds & Notes of $3,930, Senior Loans of $9,200,and Residential Mortgage-Backed Securities-Non-Agency of $(94,179).

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain preferred stock, warrants and corporate fixed-income bonds classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

Certain Residential Mortgage-Backed Securities – Non-Agency bonds and Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $995,313,236)	$1,032,611,358
Affiliated issuers (identified cost $15,338,799)	15,338,799
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $60,491,106)	60,491,106
Repurchase agreements (identified cost $19,841,339)	19,841,339
Total investments (identified cost $1,090,984,480)	1,128,282,602
Foreign currency (identified cost $2,097,443)	2,132,239
Unrealized appreciation on forward foreign currency exchange contracts	683,468
Receivable for:
Capital shares sold	90,784
Investments sold	15,675,114
Dividends	2,906
Interest	15,209,614
Reclaims	162,747
Variation margin on futures contracts	538,815
Expense reimbursement due from Investment Manager	80,164
Trustees' deferred compensation plan	29,231
Total assets	1,162,887,684
Liabilities
Disbursements in excess of cash	376,936
Due upon return of securities on loan	80,332,445
Unrealized depreciation on forward foreign currency exchange contracts	229,315
Unrealized depreciation on swap contracts	9,733
Payable for:
Investments purchased	716,261
Investments purchased on a delayed delivery basis	14,417,363
Capital shares purchased	223,775
Investment management fees	460,784
Distribution fees	6,200
Transfer agent fees	52,486
Compensation of board members	3,112
Administration fees	58,651
Chief compliance officer expenses	246
Other expenses	175,911
Trustees' deferred compensation plan	29,231
Total liabilities	97,092,449
Net assets applicable to outstanding capital stock	$1,065,795,235

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Variable Portfolio – Strategic Income Fund

June 30, 2011 (Unaudited)

Represented by
Paid-in capital	$1,030,554,183
Undistributed net investment income	4,933,441
Accumulated net realized loss	(7,614,052)
Unrealized appreciation (depreciation) on:
Investments	37,298,122
Foreign currency translations	55,792
Forward foreign currency exchange contracts	454,153
Futures contracts	123,329
Swap contracts	(9,733)
Total — representing net assets applicable to outstanding capital stock	$1,065,795,235
*Value of securities on loan	$103,116,933
Net assets
Class 1	$1,035,723,092
Class 2	$30,072,143
Shares outstanding
Class 1	121,132,205
Class 2	3,531,666
Net asset value per share
Class 1	$8.55
Class 2	$8.52

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Variable Portfolio – Strategic Income Fund

Six Months Ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$81
Interest	11,868,917
Dividends from affiliates	9,860
Income from securities lending — net	40,100
Foreign taxes withheld	(141,724)
Total income	11,777,234
Expenses:
Investment management fees	1,081,458
Distribution fees
Class 2	35,003
Transfer agent fees
Class 1	113,132
Class 2	8,476
Administration fees	121,551
Compensation of board members	7,687
Pricing and bookkeeping fees	20,873
Custodian fees	23,569
Printing and postage fees	13,885
Professional fees	28,200
Chief compliance officer expenses	478
Merger costs	37,938
Other	6,029
Total expenses	1,498,279
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(236,771)
Earnings credits on cash balances	(13)
Total net expenses	1,261,495
Net investment income	10,515,739
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,684,871
Foreign currency transactions	71,022
Forward foreign currency exchange contracts	(599,963)
Futures contracts	(2,778,264)
Swap contracts	(1,372)
Net realized gain	2,376,294
Net change in unrealized appreciation (depreciation) on:
Investments	(10,527,995)
Foreign currency translations	(134,793)
Forward foreign currency exchange contracts	665,805
Futures contracts	1,290,987
Swap contracts	(1,131)
Net change in unrealized depreciation	(8,707,127)
Net realized and unrealized loss	(6,330,833)
Net increase in net assets resulting from operations	$4,184,906

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statements of Changes in Net Assets – Columbia Variable Portfolio – Strategic Income Fund

	Six months ended June 30,	Year ended December 31,
	2011 (Unaudited)	2010
Operations
Net investment income	$10,515,739	$3,546,426
Net realized gain	2,376,294	3,277,325
Net change in unrealized depreciation	(8,707,127)	(234,047)
Net increase in net assets resulting from operations	4,184,906	6,589,704
Distributions to shareholders from:
Net investment income
Class 1	(2,779,236)	(2,620,631)
Class 2	(1,940,793)	(1,956,024)
Total distributions to shareholders	(4,720,029)	(4,576,655)
Increase (decrease) in net assets from capital share transactions	1,000,981,569	(7,193,417)
Total increase (decrease) in net assets	1,000,446,446	(5,180,368)
Net assets at beginning of period	65,348,789	70,529,157
Net assets at end of period	$1,065,795,235	$65,348,789
Undistributed net investment income	$4,933,441	$4,264,050

	Six months ended June 30, 2011 (Unaudited)		Year ended December 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	1,928,391	16,527,046	429,403	3,777,973
Fund merger	116,606,245	995,714,495	—	—
Distributions reinvested	326,585	2,779,236	310,501	2,620,631
Redemptions	(1,986,944)	(17,119,340)	(1,105,840)	(9,719,781)
Net increase (decrease)	116,874,277	997,901,437	(365,936)	(3,321,177)
Class 2 shares
Subscriptions	169,181	1,467,450	289,189	2,521,694
Fund merger	369,809	3,147,028	—	—
Distributions reinvested	228,867	1,940,793	232,583	1,956,024
Redemptions	(394,089)	(3,475,139)	(955,918)	(8,349,958)
Net increase (decrease)	373,768	3,080,132	(434,146)	(3,872,240)
Total net increase (decrease)	117,248,045	1,000,981,569	(800,082)	(7,193,417)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Variable Portfolio – Strategic Income Fund – Class 1 Shares

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010		2009		2008		2007		2006(a)
Class 1(b)(c)
Per share data
Net asset value, beginning of period	$8.83		$8.60		$8.01		$9.47		$9.70		$10.12
Income from investment operations:
Net investment income	0.22		0.47		0.51		0.53		0.55		0.59
Net realized and unrealized gain (loss) on investments	0.18		0.40		1.04		(1.21)		0.01		0.09
Total from investment operations	0.40		0.87		1.55		(0.68)		0.56		0.68
Less distributions to shareholders from:
Net investment income	(0.68)		(0.64)		(0.96)		(0.78)		(0.79)		(1.10)
Total distributions to shareholders	(0.68)		(0.64)		(0.96)		(0.78)		(0.79)		(1.10)
Net asset value, end of period	$8.55		$8.83		$8.60		$8.01		$9.47		$9.70
Total return	4.59%		10.43%		20.40%		(7.81%)		6.07%		7.07%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.70	%(d)	0.98%		0.90%		0.84%		0.82%		0.79%
Net expenses after fees waived or expenses reimbursed(e)	0.59	%(d)	0.65	%(f)	0.65	%(f)	0.84	%(f)	0.82	%(f)	0.79	%(f)
Net investment income	5.21	%(d)	5.34%		6.11%		5.89%		5.69%		5.92%
Supplemental data
Net assets, end of period (in thousands)	$1,035,723		$37,602		$39,774		$37,407		$54,416		$65,347
Portfolio turnover	67	%(g)	78%		50%		28%		44%		42%

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Variable Portfolio – Strategic Income Fund – Class 2 Shares

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010		2009		2008		2007		2006(a)
Class 2(c)(h)
Per share data
Net asset value, beginning of period	$8.79		$8.56		$7.98		$9.43		$9.67		$10.09
Income from investment operations:
Net investment income	0.22		0.44		0.49		0.51		0.53		0.57
Net realized and unrealized gain on investments	0.17		0.41		1.03		(1.19)		—		0.08
Total from investment operations	0.39		0.85		1.52		(0.68)		0.53		0.65
Less distributions to shareholders from:
Net investment income	(0.66)		(0.62)		(0.94)		(0.77)		(0.77)		(1.07)
Total distributions to shareholders	(0.66)		(0.62)		(0.94)		(0.77)		(0.77)		(1.07)
Net asset value, end of period	$8.52		$8.79		$8.56		$7.98		$9.43		$9.67
Total return	4.48%		10.21%		20.14%		(7.92%)		5.75%		6.84%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	1.19	%(d)	1.23%		1.15%		1.09%		1.07%		1.04%
Net expenses after fees waived or expenses reimbursed(e)	0.93	%(d)	0.90	%(f)	0.90	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income	5.10	%(d)	5.09%		5.87%		5.73%		5.50%		5.71%
Supplemental data
Net assets, end of period (in thousands)	$30,072		$27,747		$30,755		$33,737		$52,012		$53,550
Portfolio turnover	67	%(g)	78%		50%		28%		44%		42%
Notes to Financial Highlights

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Effective May 2, 2011, Class A shares were renamed Class 1 shares.

(c)  On May 2, 2011, Columbia Strategic Income Fund, Variable Series was renamed Columbia Variable Portfolio – Strategic Income Fund.

(d)  Annualized.

(e)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 59% for the six months ended June 30, 2011.

(h)  Effective May 2, 2011, Class B shares were renamed Class 2 shares.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Strategic Income Fund (the Fund), formerly known as Columbia Strategic Income Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On May 2, 2011, Columbia Strategic Income Fund, Variable Series was renamed Columbia Variable Portfolio – Strategic Income Fund.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset and Mortgaged backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation—The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments—The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts—Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts—Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts as a protection buyer to credit exposure to a given issuer or issuers of debt securities.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss).

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements—The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

	Fair Values of Derivative Instruments at June 30, 2011
	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit risk				Unrealized depreciation on swap contracts	$9,733
Foreign exchange rate risk	Unrealized appreciation on forward foreign currency exchange contracts	$683,468		Unrealized depreciation on forward foreign currency exchange contracts	229,315
Interest rate risk	Net assets—unrealized appreciation on futures contracts	590,568	*	Net assets—unrealized depreciation on futures contracts	467,239	*
Total		$1,274,036			$706,287

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

	Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Future Contracts	Credit default Swap Contracts	Total
Credit risk	$—	$—	$(1,372)	$(1,372)
Foreign exchange rate risk	(599,963)	—	—	(599,963)
Interest rate risk	—	(2,778,264)	—	(2,778,264)
Total	$(599,963)	$(2,778,264)	$(1,372)	$(3,379,599)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Future Contracts	Credit default Swap Contracts	Total
Credit risk	$—	$—	$(1,131)	$(1,131)
Foreign exchange rate risk	665,805	—	—	665,805
Interest rate risk	—	1,290,987	—	1,290,987
Total	$665,805	$1,290,987	$(1,131)	$1,955,661

Volume of Derivative Instruments for the Six Months Ended June 30, 2011
Contracts Opened
Forward Foreign Currency Exchange Contracts	210
Futures Contracts	2,530
Aggregate Notional Opened
Credit Default Swap Contracts—Buy Protection	$—

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

Delayed Delivery Securities and Forward Sale Commitments—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses—General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

Guarantees and Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. In September 2010, the Board approved an amended IMSA that includes an annual management fee rate that declines from 0.530% to 0.353% as the Fund's net assets increase. The amended IMSA was approved by the Fund's shareholders at a meeting held on February 15, 2011. The amended IMSA became effective on April 30, 2011. Prior to April 30, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.60% to 0.49% as the Fund's net assets increased. The annualized effective management fee for the six months ended June 30, 2011 was 0.53% of the Fund's average daily net assets.

Administration Fees—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. In September 2010, the Board approved an amended Administrative Services Agreement that includes an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The amended Administrative Services Agreement became effective on April 30, 2011. Prior to April 30, 2011, the Fund Administrator did not receive a fee from the Fund for its administration services. The annualized effective administration fee for the six months ended June 30, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Prior to March 28, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective March 28, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members—Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Compensation of board members'' in the Statement of Operations. Liabilities under the deferred compensation plan are included in "Compensation of board members'' in the Statement of Assets and Liabilities.

Compensation of Chief Compliance Officer—The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended June 30, 2011, the Fund's transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund has adopted shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act (the Plans) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through April 30, 2012, unless sooner terminated at the sole direction of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.58%
Class 2	0.83

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 11) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the Reorganization.

Prior to May 1, 2011, the Investment Manager voluntarily reimbursed a portion of the Fund's expenses so that the Fund's net ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, did not exceed 0.65% of the Fund's average daily net assets.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $1,090,984,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$42,218,000
Unrealized depreciation	$(4,920,000)
Net Unrealized Appreciation	$37,298,000

The following capital loss carryforward, determined as of December 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$159,225
2014	553,959
2016	2,414,912
2017	6,611,145
$9,739,241

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2011, post-October losses of $1,266,168 attributed to security transactions were deferred to January 1, 2011.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $251,968,723 and $233,521,540 respectively, for the six months ended June 30, 2011.

Note 6. Lending of Portfolio Securities

Effective March 28, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement, which replaces the previous securities lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $103,116,933 were on loan, secured by U.S. government securities valued at $24,025,134 and by cash collateral of $80,332,445 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Custody Credits

Prior to March 28, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Effective March 28, 2011, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period from January 1, 2011 through March 28, 2011, these credits reduced total expenses by $13.

Note 8. Affiliated Money Market Fund

Effective March 28, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 94% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on March 28, 2011, replacing a prior credit facility with State Street (as discussed below). The credit facility agreement, which is a collective agreement between

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225 million committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.125% per annum.

Note 11. Fund Merger

At the close of business on April 29, 2011, Columbia Variable Portfolio – Strategic Income Fund acquired the assets and assumed the identified liabilities of RiverSource Variable Portfolio – Strategic Income Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Variable Portfolio – Strategic Income Fund immediately before the acquisition were $64,473,972 and the combined net assets immediately after the acquisition were $1,063,335,495.

The merger was accomplished by a tax-free exchange of 96,054,561 shares of RiverSource Variable Portfolio – Strategic Income Fund valued at $998,861,523 (including $42,951,869 of unrealized appreciation).

In exchange for RiverSource Variable Portfolio – Strategic Income Fund shares, Columbia Variable Portfolio – Strategic Income Fund issued the following number of shares:

Shares
Class 1	116,606,245
Class 2	369,809

For financial reporting purposes, net assets received and shares issued by Columbia Variable Portfolio – Strategic Income Fund were recorded at fair value; however, RiverSource Variable Portfolio – Strategic Income Fund's cost of investments was carried forward to align ongoing reporting of Columbia Variable Portfolio – Strategic Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia Variable Portfolio – Strategic Income Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Variable Portfolio – Strategic Income that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Columbia Variable Portfolio – Strategic Income Fund's
pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase (decrease) in net assets from operations for the six months ended June 30, 2011 would have been approximately $26.6 million, $10.1 million, $6.5 million and $43.2 million, respectively.

Note 12. Significant Risks

High Yield Securities Risk—Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

Asset-Backed Securities Risk—The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk—The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 10 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Trust (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Strategic Income Fund / June 30, 2011 (Unaudited)

at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Shareholder Meeting Results

Columbia Variable Portfolio – Strategic Income Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve a proposed amendment to the Investment Management Services Agreement with Columbia Management Investment Advisers, LLC. The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
59,086,353	2,631,177	2,987,174	0

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Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Strategic Income Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors. with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Strategic Income Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1525 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia Variable Portfolio – Small Company Growth Fund

Semiannual Report for the Period Ended June 30, 2011

Not FDIC insured • No bank guarantee • May lose value

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any.

Performance results reflect all fund expenses, but do not include any fees and expenses imposed under your variable annuity or life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2011 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class 1 (01/01/89)	11.75	46.21	4.40	4.45
Class 2 (06/01/00)	11.61	45.83	4.17	4.30
Russell 2000 Growth Index	8.59	43.50	5.79	4.63

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/10	06/30/11
Class 1	12.26	13.70
Class 2	12.06	13.46

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011

As a Variable Portfolio fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class 2 shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/11 – 06/30/11	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,117.50	1,019.98	5.09	4.86	0.97
Class 2	1,000.00	1,000.00	1,116.10	1,018.74	6.40	6.11	1.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—97.6%
Consumer Discretionary—16.6%
Auto Components—1.4%
Cooper Tire & Rubber Co.	13,224	$261,703
Tenneco, Inc. (a)	10,242	451,365
		713,068
Diversified Consumer Services—0.9%
Coinstar, Inc. (a)	8,974	489,442
Hotels, Restaurants & Leisure—0.9%
BJ's Restaurants, Inc. (a)	8,652	453,019
Household Durables—3.7%
SodaStream International Ltd. (a)	7,069	429,866
Tempur-Pedic International, Inc. (a)	22,020	1,493,396
		1,923,262
Internet & Catalog Retail—1.0%
Shutterfly, Inc. (a)	9,176	526,886
Leisure Equipment & Products—1.2%
Polaris Industries, Inc.	5,881	653,791
Media—1.4%
Cinemark Holdings, Inc.	13,923	288,345
Imax Corp. (a)	12,941	419,677
		708,022
Multiline Retail—0.8%
Gordmans Stores, Inc. (a)	23,723	412,543
Specialty Retail—3.2%
Body Central Corp. (a)	24,393	573,967
Pier 1 Imports, Inc. (a)	24,390	282,192
Vitamin Shoppe, Inc. (a)	17,294	791,374
		1,647,533
Textiles, Apparel & Luxury Goods—2.1%
Deckers Outdoor Corp. (a)	5,505	485,210
Lululemon Athletica, Inc. (a)	2,812	314,438
Warnaco Group, Inc. (a)	6,143	320,972
		1,120,620
Consumer Staples—3.0%
Food Products—1.4%
Diamond Foods, Inc.	9,706	740,956
Personal Products—1.6%
Elizabeth Arden, Inc. (a)	17,629	511,770
Nu Skin Enterprises, Inc., Class A	7,907	296,908
		808,678
Energy—7.5%
Energy Equipment & Services—2.1%
Complete Production Services, Inc. (a)	12,612	420,736
Dril-Quip, Inc. (a)	5,018	340,371
Key Energy Services, Inc. (a)	17,730	319,140
		1,080,247
Oil, Gas & Consumable Fuels—5.4%
Carrizo Oil & Gas, Inc. (a)	6,986	291,665
Clean Energy Fuels Corp. (a)	22,450	295,217
Energy XXI Bermuda Ltd. (a)	11,496	381,897
Magnum Hunter Resources Corp. (a)	49,052	331,592

	Shares	Value
Oasis Petroleum, Inc. (a)	27,379	$812,609
Resolute Energy Corp. (a)	20,081	324,509
World Fuel Services Corp.	11,149	400,584
		2,838,073
Financials—7.2%
Capital Markets—1.6%
Financial Engines, Inc. (a)	10,262	265,991
Greenhill & Co., Inc.	5,415	291,435
Stifel Financial Corp. (a)	7,301	261,814
		819,240
Commercial Banks—1.7%
Center Financial Corp. (a)	41,985	266,605
Signature Bank (a)	10,976	627,827
		894,432
Consumer Finance—2.0%
Dollar Financial Corp. (a)	21,847	472,988
EZCORP, Inc., Class A (a)	11,430	406,622
Netspend Holdings, Inc. (a)	16,291	162,910
		1,042,520
Diversified Financial Services—0.8%
Portfolio Recovery Associates, Inc. (a)	4,854	411,571
Real Estate Investment Trusts (REITs)—1.1%
FelCor Lodging Trust, Inc. (a)	42,662	227,388
OMEGA Healthcare Investors, Inc.	4,620	97,066
Summit Hotel Properties, Inc.	24,619	279,426
		603,880
Health Care—19.1%
Biotechnology—4.8%
Alkermes, Inc. (a)	22,028	409,721
Amarin Corp. PLC, ADR (a)	35,627	515,522
Ardea Biosciences, Inc. (a)	9,786	249,151
Ariad Pharmaceuticals, Inc. (a)	23,939	271,229
Halozyme Therapeutics, Inc. (a)	19,933	137,737
Ironwood Pharmaceuticals, Inc. (a)	13,540	212,849
Momenta Pharmaceuticals, Inc. (a)	10,180	198,103
Onyx Pharmaceuticals, Inc. (a)	8,087	285,471
Rigel Pharmaceuticals, Inc. (a)	25,705	235,715
		2,515,498
Health Care Equipment & Supplies—4.9%
Align Technology, Inc. (a)	27,359	623,785
DexCom, Inc. (a)	4,886	70,798
ICU Medical, Inc. (a)	5,082	222,084
Insulet Corp. (a)	18,054	400,257
Masimo Corp.	15,807	469,152
NuVasive, Inc. (a)	12,689	417,214
Volcano Corp. (a)	11,279	364,199
		2,567,489
Health Care Providers & Services—4.5%
Brookdale Senior Living, Inc. (a)	23,229	563,303
Catalyst Health Solutions, Inc. (a)	9,113	508,688
HMS Holdings Corp. (a)	7,958	611,732
IPC The Hospitalist Co., Inc. (a)	14,449	669,711
		2,353,434

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

	Shares	Value
Health Care Technology—0.8%
Omnicell, Inc. (a)	26,602	$414,725
Life Sciences Tools & Services—1.3%
Fluidigm Corp. (a)	17,707	296,947
ICON PLC, ADR (a)	15,547	366,287
		663,234
Pharmaceuticals—2.8%
Impax Laboratories, Inc. (a)	35,025	763,195
MAP Pharmaceuticals, Inc. (a)	12,680	202,499
Salix Pharmaceuticals Ltd. (a)	11,790	469,596
		1,435,290
Industrials—16.5%
Aerospace & Defense—2.0%
Hexcel Corp. (a)	22,887	500,996
LMI Aerospace, Inc. (a)	21,107	515,644
		1,016,640
Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc. (a)	6,331	376,758
Commercial Services & Supplies—0.6%
Tetra Tech, Inc. (a)	14,808	333,180
Construction & Engineering—0.8%
Great Lakes Dredge & Dock Corp.	30,614	170,826
Sterling Construction Co., Inc. (a)	15,649	215,487
		386,313
Electrical Equipment—0.7%
Regal-Beloit Corp.	5,422	362,027
Machinery—6.2%
Chart Industries, Inc. (a)	6,599	356,214
Columbus McKinnon Corp. (a)	13,361	239,964
Lindsay Corp.	5,348	367,943
Meritor, Inc. (a)	32,384	519,439
Middleby Corp. (a)	4,354	409,450
Robbins & Myers, Inc.	11,483	606,877
Tennant Co.	9,009	359,729
Trinity Industries, Inc.	10,631	370,809
		3,230,425
Professional Services—2.2%
Advisory Board Co. (a)	6,431	372,226
Corporate Executive Board Co.	7,313	319,212
CoStar Group, Inc. (a)	7,816	463,333
		1,154,771
Road & Rail—2.6%
Dollar Thrifty Automotive Group, Inc. (a)	5,994	441,998
Genesee & Wyoming, Inc., Class A (a)	5,261	308,505
Knight Transportation, Inc.	17,986	305,582
Roadrunner Transportation Systems, Inc. (a)	19,338	291,617
		1,347,702
Trading Companies & Distributors—0.7%
TAL International Group, Inc.	11,052	381,625

	Shares	Value
Information Technology—24.1%
Communications Equipment—1.3%
Acme Packet, Inc. (a)	3,488	$244,613
Aruba Networks, Inc. (a)	14,345	423,895
		668,508
Computers & Peripherals—0.4%
OCZ Technology Group, Inc. (a)	28,184	225,472
Electronic Equipment, Instruments & Components—1.4%
DTS, Inc. (a)	11,764	477,030
Universal Display Corp. (a)	7,420	260,368
		737,398
Internet Software & Services—3.4%
Ancestry.com, Inc. (a)	6,969	288,447
LogMeIn, Inc. (a)	8,160	314,731
OpenTable, Inc. (a)	4,352	361,738
RightNow Technologies, Inc. (a)	12,383	401,209
Vocus, Inc. (a)	12,217	373,963
		1,740,088
IT Services—2.0%
hiSoft Technology International Ltd., ADR (a)	15,980	234,107
VeriFone Systems, Inc. (a)	7,083	314,131
Wright Express Corp. (a)	8,982	467,693
		1,015,931
Semiconductors & Semiconductor Equipment—3.9%
Kulicke & Soffa Industries, Inc. (a)	22,885	254,939
Mindspeed Technologies, Inc. (a)	36,607	292,856
Nanometrics, Inc. (a)	14,311	271,766
OmniVision Technologies, Inc. (a)	7,716	268,594
Semtech Corp. (a)	13,646	373,082
Silicon Image, Inc. (a)	26,323	170,046
Volterra Semiconductor Corp. (a)	16,433	405,238
		2,036,521
Software—11.7%
Ariba, Inc. (a)	13,052	449,902
Aspen Technology, Inc. (a)	17,173	295,032
BroadSoft, Inc. (a)	6,389	243,613
CommVault Systems, Inc. (a)	11,472	509,930
Concur Technologies, Inc. (a)	7,213	361,155
Fortinet, Inc. (a)	33,974	927,150
Kenexa Corp. (a)	13,175	315,936
Netscout Systems, Inc. (a)	7,697	160,790
Parametric Technology Corp. (a)	3,667	84,084
RealPage, Inc. (a)	17,693	468,334
SuccessFactors, Inc. (a)	27,819	817,879
Synchronoss Technologies, Inc. (a)	11,342	359,882
TIBCO Software, Inc. (a)	23,979	695,871
TiVo, Inc. (a)	39,799	409,532
		6,099,090
Materials—3.0%
Chemicals—1.2%
Solutia, Inc. (a)	27,761	634,339

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

	Shares	Value
Metals & Mining—1.8%
Stillwater Mining Co. (a)	25,711	$565,899
Thompson Creek Metals Co., Inc. (a)	37,397	373,222
		939,121
Utilities—0.6%
Electric Utilities—0.6%
UIL Holdings Corp.	9,774	316,189
Total Common Stocks (cost of $41,726,673)		50,839,551
Total Investments—97.6% (cost of $41,726,673) (b)		50,839,551
Other Assets & Liabilities, Net—2.4%		1,245,118
Net Assets—100.0%		$52,084,669

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $41,726,673.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$50,839,551	$—	$—	$50,839,551
Total Investments	$50,839,551	$—	$—	$50,839,551

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At June 30, 2011, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	24.1
Health Care	19.1
Consumer Discretionary	16.6
Industrials	16.5
Energy	7.5
Financials	7.2
Materials	3.0
Consumer Staples	3.0
Utilities	0.6
97.6
Other Assets & Liabilities, Net	2.4
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

Assets
Investments, at cost	$41,726,673
Investments, at value	$50,839,551
Receivable for:
Investments sold	2,009,792
Fund shares sold	9,409
Dividends	5,724
Expense reimbursement due from Investment Manager	16,498
Trustees' deferred compensation plan	22,414
Total Assets	52,903,388
Liabilities
Payable to custodian bank	62,093
Payable for:
Investments purchased	569,377
Fund shares repurchased	62,893
Investment advisory fee	32,437
Administration fee	3,285
Pricing and bookkeeping fees	3,352
Transfer agent fee	2,412
Trustees' fees	18,385
Audit fee	22,739
Distribution fees — Class 2	464
Chief compliance officer expenses	240
Reports to shareholders	14,938
Trustees' deferred compensation plan	22,414
Other liabilities	3,690
Total Liabilities	818,719
Net Assets	$52,084,669
Net Assets Consist of
Paid-in capital	$53,252,325
Accumulated net investment loss	(253,196)
Accumulated net realized loss	(10,027,338)
Net unrealized appreciation on investments	9,112,878
Net Assets	$52,084,669
Class 1
Net assets	$49,665,054
Shares outstanding	3,623,969
Net asset value per share	$13.70
Class 2
Net assets	$2,419,615
Shares outstanding	179,733
Net asset value per share	$13.46

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Variable Portfolio – Small Company Growth Fund
For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Dividends	$49,733
Interest	180
Foreign taxes withheld	(394)
Total Investment Income	49,519
Expenses
Investment advisory fee	155,962
Administration fee	33,201
Distribution fees — Class 2	2,977
Transfer agent fee	15,784
Pricing and bookkeeping fees	23,356
Trustees' fees	10,807
Custody fee	9,258
Audit fee	20,171
Reports to shareholders	15,868
Chief compliance officer expenses	471
Other expenses	9,491
Total Expenses	297,346
Fees waived or expenses reimbursed by Investment Manager	(41,464)
Custody earnings credit	— *
Net Expenses	255,882
Net Investment Loss	(206,363)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	6,651,169
Foreign currency transactions	(1,292)
Net realized gain	6,649,877
Net change in unrealized appreciation (depreciation) on investments	(600,374)
Net Gain	6,049,503
Net Increase Resulting from Operations	$5,843,140

* Rounds to less than $1.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Variable Portfolio – Small Company Growth Fund

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2011	Year Ended December 31, 2010
Operations
Net investment loss	$(206,363)	$(266,159)
Net realized gain on investments and foreign currency transactions	6,649,877	6,330,760
Net change in unrealized appreciation (depreciation) on investments	(600,374)	6,052,233
Net increase resulting from operations	5,843,140	12,116,834
Net Capital Stock Transactions	(6,398,733)	(6,611,626)
Total increase (decrease) in net assets	(555,593)	5,505,208
Net Assets
Beginning of period	52,640,262	47,135,054
End of period	$52,084,669	$52,640,262
Accumulated net investment loss at end of period	$(253,196)	$(46,833)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Class 1
Subscriptions	57,772	$788,448	243,526	$2,584,817
Redemptions	(538,113)	(7,021,401)	(942,407)	(9,761,598)
Net decrease	(480,341)	(6,232,953)	(698,881)	(7,176,781)
Class 2
Subscriptions	23,416	306,001	89,360	873,311
Redemptions	(35,719)	(471,781)	(30,157)	(308,156)
Net increase (decrease)	(12,303)	(165,780)	59,203	565,155

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Variable Portfolio – Small Company Growth Fund—Class 1 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010	2009	2008	2007		2006(c)
Net Asset Value, Beginning of Period	$12.26		$9.55	$7.60	$14.50	$12.78		$11.37
Income from Investment Operations:
Net investment loss (d)	(0.05)		(0.06)	(0.03)	(0.04)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.49		2.77	1.98	(5.37)	1.78		1.46
Total from investment operations	1.44		2.71	1.95	(5.41)	1.72		1.41
Less Distributions to Shareholders:
From net realized gains	—		—	—	(1.49)	—		—
Net Asset Value, End of Period	$13.70		$12.26	$9.55	$7.60	$14.50		$12.78
Total return (e)(f)(g)	11.75	%(h)	28.38%	25.66%	(40.82)%	13.46%		12.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.97	%(j)	0.90%	0.80%	0.80%	0.80%		0.80%
Interest expense	—		—	—	—	—	%(k)	—
Net expenses (i)	0.97	%(j)	0.90%	0.80%	0.80%	0.80%		0.80%
Waiver/Reimbursement	0.16	%(j)	0.11%	0.29%	0.11%	0.10%		0.07%
Net investment loss (i)	(0.78	)%(j)	(0.55)%	(0.33)%	(0.37)%	(0.43)%		(0.42)%
Portfolio turnover rate	57	%(h)	134%	112%	135%	210%		174%
Net assets, end of period (000s)	$49,665		$50,324	$45,884	$43,436	$86,889		$91,233

(a)  On May 2, 2011, Columbia Small Company Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Small Company Growth Fund.

(b)  On May 2, 2011, the Fund's Class A shares were renamed Class 1 shares.

(c)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Variable Portfolio – Small Company Growth Fund—Class 2 Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2011(a)(b)		2010	2009	2008	2007		2006(c)
Net Asset Value, Beginning of Period	$12.06		$9.42	$7.52	$14.35	$12.67		$11.29
Income from Investment Operations:
Net investment loss (d)	(0.07)		(0.08)	(0.05)	(0.05)	(0.10)		(0.08)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.47		2.72	1.95	(5.33)	1.78		1.46
Total from investment operations	1.40		2.64	1.90	(5.38)	1.68		1.38
Less Distributions to Shareholders:
From net realized gains	—		—	—	(1.45)	—		—
Net Asset Value, End of Period	$13.46		$12.06	$9.42	$7.52	$14.35		$12.67
Total return (e)(f)(g)	11.61	%(h)	28.03%	25.27%	(40.93)%	13.26%		12.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.22	%(j)	1.15%	1.05%	1.05%	1.05%		1.05%
Interest expense	—		—	—	—	—	%(k)	—
Net expenses (i)	1.22	%(j)	1.15%	1.05%	1.05%	1.05%		1.05%
Waiver/Reimbursement	0.16	%(j)	0.11%	0.29%	0.11%	0.10%		0.07%
Net investment loss (i)	(1.03	)%(j)	(0.81)%	(0.53)%	(0.54)%	(0.68)%		(0.69)%
Portfolio turnover rate	57	%(h)	134%	112%	135%	210%		174%
Net assets, end of period (000s)	$2,420		$2,316	$1,251	$148	$1		$1

(a)  On May 2, 2011, Columbia Small Company Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Small Company Growth Fund.

(b)  On May 2, 2011, the Fund's Class B shares were renamed Class 2 shares.

(c)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

I. Organization

Columbia Variable Portfolio – Small Company Growth Fund (the Fund), formerly Columbia Small Company Growth Fund, Variable Series, a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On May 2, 2011, Columbia Small Company Growth Fund, Variable Series was renamed Columbia Variable Portfolio – Small Company Growth Fund.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and/or variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors (collectively, Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure. On May 2, 2011, Class A and Class B shares of the Fund were renamed Class 1 and Class 2 shares, respectively.

Note 2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based

11

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

on management's estimates if actual information has not yet been reported. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnifications—Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$10,122,081
Unrealized depreciation	(1,009,203)
Net unrealized appreciation	$9,112,878

The following capital loss carryforwards, determined as of December 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$1,682,014
2017	14,922,914
$16,604,928

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee—Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Board of Trustees approved an amended IMSA that includes an annual management fee rate that declines from 0.79% to 0.70% as the Fund's net assets increase. The amended IMSA was approved by the Fund's shareholders at a meeting held on February 15, 2011. The amended IMSA became effective on May 1, 2011.

Prior to May 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.50% to 0.40% as the Fund's net assets increased. The annualized effective management fee rate for the six month period ended June 30, 2011, was 0.60% of the Fund's average daily net assets.

Administration Fee—Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Board of Trustees approved an amended Administrative Services Agreement that includes an annual

12

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

fee rate for administration and accounting services that declines from 0.08% to 0.05% as the Fund's net assets increase. The amended Administrative Services Agreement became effective on May 1, 2011.

Prior to May 1, 2011, the Fund Administrator received an administration fee at the annual rate of 0.15% of the Fund's average daily net assets. The annualized effective administration fee rate for the six month period ended June 30, 2011, was 0.13% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee—Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended June 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.06% of the Fund's average daily net assets.

Distribution Fee—The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted a distribution plan (the Plan) for Class 2 shares. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The distribution fee is calculated daily and is intended to compensate the Distributor for selling shares of the Fund.

Fee Waivers and Expense Reimbursements—Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2012, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of each class' average daily net assets:

Class 1	1.00%
Class 2	1.25

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in other affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses

13

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

(excluding certain expenses, such as any distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.95% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $29,824,839 and $37,311,121, respectively, for the six month period ended June 30, 2011.

Note 7. Shareholder Concentration

As of June 30, 2011, two shareholder accounts owned 68.5% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $100 million committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $80 million and the fund's borrowing limit set forth in the fund's registration statement (Borrowing Limit). For the period May 16, 2011, through June 26, 2011, the collective borrowing amount of the commitment was $150 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $120 million and the fund's Borrowing Limit. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the commitment was $225 million and the maximum amount that may have been borrowed by any fund was limited to the lesser of $200 million and the fund's Borrowing Limit. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280 million. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 4 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective July 11, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

14

Notes to Financial Statements (continued)

Columbia Variable Portfolio – Small Company Growth Fund / June 30, 2011 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

15

Shareholder Meeting Results

Columbia Variable Portfolio – Small Company Growth Fund

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve a proposed amendment to the Investment Management Services Agreement with Columbia Management Investment Advisers, LLC. The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
43,960,728	6,085,428	2,855,592	0

16

Important Information About This Report

A description of the policies and procedures that Columbia Variable Portfolio – Small Company Growth Fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Investment Advisers, LLC serves as the investment adviser to the series of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Insurance Trust I. Columbia Wanger Asset Management serves as the investment adviser to the series of Wanger Advisors Trust.

The series of Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust (collectively the "Variable Funds") are available only through variable annuity contracts and/or variable life insurance policies issued by participating insurance companies, qualified pension and retirement plans or other eligible investors or, with respect to the series of Wanger Advisors Trust, certain eligible retirement plans. The Variable Funds are not offered to the public. Not all Variable Funds and classes are available in all contracts, policies or plans. Please contact your financial advisor or insurance representative for more information.

Please carefully consider the investment objectives, risks, charges and expenses of any Variable Fund and its related variable contract before investing. For Variable Fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectuses carefully before you invest.

Columbia Variable Portfolio – Small Company Growth Fund
P.O. Box 8081 Boston, MA 02266-8081

C-1510 A (08/11)

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 22, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 22, 2011